UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street

Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

June 30, 2017

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.AGFiQ.com. Please read the prospectus carefully before you invest.

Risks:  There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only Exchange Traded Funds (“ETFs”) are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.

Shares of QuantShares are bought and sold at market price (not net assets value (“NAV”), as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor: Foreside Fund Services, LLC

i	Shareholder Letter
iv	Management Discussion of Fund Performance
Schedule of Investments
1	QuantShares U.S. Market Neutral Momentum Fund
8	QuantShares U.S. Market Neutral Value Fund
15	QuantShares U.S. Market Neutral Size Fund
22	QuantShares U.S. Market Neutral Anti-Beta Fund
29	QuantShares Hedged Dividend Income Fund
34	Statements of Assets and Liabilities
35	Statements of Operations
36	Statements of Changes in Net Assets
40	Financial Highlights
42	Notes to Financial Statements
57	Report of Independent Registered Public Accounting Firm
58	Expense Examples
60	Additional Information
61	Trustees and Officers of FQF Trust

Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.

The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

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Dear Shareholder,

This Annual Report for the QuantShares ETFs (the “Funds”) covers the period from July 1, 2016 through June 30, 2017 (the “Annual Period”). During the Annual Period, the Funds’ NAV returns were as follows:

QuantShares U.S. Market Neutral Momentum Fund (“MOM”)	-16.16%
QuantShares U.S. Market Neutral Value Fund (“CHEP”)	10.97%
QuantShares U.S. Market Neutral Size Fund (“SIZ”)	-2.25%
QuantShares U.S. Market Neutral Anti-Beta Fund (“BTAL”)	-14.16%
QuantShares Hedged Dividend Income Fund (“DIVA”)	5.88%

The Annual Period included the fifth full calendar year of operations for QuantShares. During the Annual Period, the QuantShares family of ETFs product offering consisted of four market neutral factor-based ETFs and a long/short ETF. The Funds seek to track indexes that are designed to provide market neutral and long/short exposure to the key investment factors of Momentum, Value, Small Size, Beta, and Dividend Yield, all of which have both a deep academic background and can be implemented in an ETF. The products were the first of their kind to incorporate long/short and market neutral strategies using primarily physical securities (rather than derivatives) in an ETF vehicle.

The U.S. equity markets experienced a significant surge higher during the Annual Period, with uncharacteristically benign volatility and only modest retreats. The Standard & Poor’s (S&P) 500 Index1 finished the Annual Period up 17.90%, on the back of steady GDP2 figures, and some market anticipation of potentially pro-growth policies to be implemented by Republicans in the wake of the presidential election. While the election dominated the news cycle, we saw the market shrug off the uncertainty associated with what could be considered one of the most interesting and intriguing elections in recent history. The backdrop for the election was characterized by a known commodity in political circles from the Democratic Party and an outsider who unseated all political challengers in winning the Republican Party nomination, and ultimately, the White House.

The U.S. consumer has shown continued resiliency in the face of increasing economic uncertainty coming from Washington, D.C., highlighted by outstanding questions surrounding the Trump agenda, taxes, health care and a looming debt ceiling deadline. Gains in the labor market and rising equity markets have helped to alleviate some of the underlying concerns over the strength of the overall economy, while questions remain around wage growth and housing, as affordability of homes and rents continues to accelerate nationally. The Federal Reserve (the “Fed”) has delivered on their promise of measured interest rate increases, implementing three quarter point (0.25%) hikes, based on data dependent broad economic assessments. As we look to the future, eyes will continue to look to the Fed for guidance on interest rate policy; but more intriguing to market participants may be the reduction of the balance sheet and any market implications that might arise from efforts to shrink it.

The political environment in Europe remained very fluid during the Annual Period with some interesting outcomes in two large elections in both the United Kingdom and France. The stunning referendum vote for the United Kingdom to exit from the European Union in 2016 (“Brexit”) captivated global markets as experts weighed in on what Brexit would mean for the European economy and more broadly, the global economy. We have seen tempered expectations reign after Prime Minister Theresa May called for snap elections in an effort to shore up her majority, thus dictating an agenda to proceed with Brexit, which ended in a hung parliament and a seemingly weakened position to shape Brexit. With elections in France, we saw two political opponents voicing very different messages, one focused on pro-European policies while the other focused on nationalistic sentiment. In the end, Emmanuel Macron and his independent pro-European centrist government was able to

i

overcome a populist charge from Marine Le Pen and the far-right National Front, which sets an interesting backdrop for the evolution of the European Union and the continent more broadly.

As we noted in last year’s report, Asia has been in the midst of a transformation. China continues to grow its influence in the region. China is looking to leverage its global economic clout into military might, but with this rise comes great responsibility. Time will tell if Beijing is able to maintain peace in a region where, due to a single rogue nation, North Korea, sabre rattling continues to unsettle the stability of the entire Pacific Rim.

We have seen continued conflicts in the regions discussed in prior years, focused mainly in the Middle East and North Africa. While humanitarian efforts continue in the conflicted regions, progress has been slow. ISIS has been squeezed from their traditional strongholds of Syria and Iraq, but have continued to show strength in exporting terror to historically more peaceful locales, such as continental Europe. The re-emergence of Iran onto the world stage puts the region and world more broadly on edge, which has ripple effects in the global markets, especially the commodity complex.

The domestic investing environment during the Annual Period can be characterized by a sharp march higher accompanied by low volatility.3 The S&P 500 Index finished the Annual Period up 17.90%, with eleven months of advances and only one month of declines. Accompanying the lower equity market volatility was strong quarterly performance with each quarter of the Annual Period recording more than 3.00% return. Taking a look more closely at monthly returns, the strength story of the equity markets over the Annual Period continues to build with seven months registering more than 1.00% return, and three of those months over 3.50%. While only briefly this Annual Period, we were reminded that minor disruptions are common and should be expected. October 2016 was an example with the S&P 500 Index retreating -1.82% before regaining its footing for another leg higher post-election.

The QuantShares U.S. Market Neutral Momentum Fund (MOM) saw a reversal of the strength exhibited during the last annual period as the Fund fell -16.16% during this Annual Period. MOM exhibited sustained underperformance throughout the period registering eight down months, with three months down over 3%. Late summer of 2016 proved to be a trying time for MOM as the Fund experienced a sharp sell-off over 9.00% as valuation metrics of underlying names appeared stretched. While market neutral Momentum suffered from a rotation away from the prior period’s winners, Value took the leadership torch and pushed the equity market higher. The QuantShares U.S. Market Neutral Value Fund (CHEP) was able to capture the rotation with strong performance in the Annual Period, finishing up 10.97%. The Fund finished 2016 with six straight positive performing months, but it was not all positives for CHEP in the Annual Period, as 2017 started with 5 straight losing months. The difference was the strength of the up rally versus the more modest sell offs.

A thought to keep in mind regarding the Value and Momentum factors, as exhibited by both CHEP and MOM, is that the factors tend to be negatively correlated.4 Generally, when one factor is in favor the other tends to be out of favor, so these are generally great factors to pair together. During the Annual Period, in almost every instance (ten of twelve months), when MOM was negative, CHEP was positive and vice versa. However, in certain markets, as exhibited in January and February 2017, both factors can be down.

Small-cap indices roared back to life during the Annual Period with the Russell 2000 Index5 up 24.60% while the broader Russell 3000 Index6 finished relatively close to the larger cap S&P 500 Index return of 17.90%, at 18.51%. The QuantShares U.S. Market Neutral Size Fund (SIZ) was unable to keep pace, finishing the Annual Period negative, down -2.25%, with more persistent negative monthly performance characterized with more losses in down months than gains in up months.

The QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL) finished the Annual Period down 14.16%, in the face of strong equity market returns. BTAL is designed to be negatively correlated4 to the broad equity markets, and provided its intended hedge in the lone month, October 2016, where equity markets were down -1.82% and BTAL was up 1.71%. Aside from providing a notable equity hedge, BTAL was able to deliver 6 months of positive performance during the Annual Period, even while equity markets surged higher. We believe BTAL is best used as a portfolio hedging product that may help reduce portfolio volatility. The Fund is designed to be long the low beta names and short the high beta names, leaving the Fund susceptible to underperformance when the short high beta names outperform their long low beta counterparts, as we saw this year.

The QuantShares Hedged Dividend Income Fund (DIVA) was launched as an innovative response to growing concerns in the investment community about interest rate and credit risk within the fixed income universe. Investor’s continue to clamor for income in a low yield world. DIVA is a long/short ETF designed to provide the potential of both yield and capital appreciation. DIVA is constructed to invest in stocks with stable or growing dividends that trade at high yields. In an effort to reduce risk, DIVA shorts stocks in each sector which have unstable or low dividends. In an effort to prevent sector concentration in the highest dividend sectors and provide a diversified dividend exposure, the Fund caps long sectors at 25%, while sector and industry weights in the short portfolio are approximately 50% of the size of the long sector weights. Over the Annual Period we have seen a continuation of historic lows in yield across the curve, in both foreign and domestic markets, with trillions of dollars of bonds at negative interest rates. This continued even on the back of U.S. elections, stoking growth expectations and inflation-accelerating fiscal spending, where bond yields spiked higher, but have since tempered. As investors continue to demand yield, DIVA has provided a healthy yield and total return, finishing the Annual Period up 5.88%. DIVA performed as expected as it helped dampen volatility and weathered some of the drops seen in the broader equity rate sensitive sectors, mainly Energy and Real Estate Investment Trusts (REITs). The Markit iBoxx USD Liquid Investment Grade Index,13 the Fund’s benchmark index, returned 1.80% during the Annual Period.

In addition we wanted to provide a brief update on Fund derivative exposure. Each Fund may invest up to 20% of its total assets in instruments other than the long and short positions in its specified benchmark index (“Target Index”), which we believe helps each Fund track its Target Index. Such instruments currently used are Total Return Swaps and their impact on Fund performance is noted below.

The long swap position in the Dow Jones Thematic Long Momentum Total Return Index contributed positively and the short swap position in the Dow Jones Thematic Short Momentum Total Return Index contributed negatively to the absolute performance of MOM during the Annual Period.

The long swap position in the Dow Jones Thematic Long Value Total Return Index contributed positively and the short swap position in the Dow Jones Thematic Short Value Total Return Index contributed negatively to the absolute performance of CHEP during the Annual Period.

The long swap position in the Dow Jones Thematic Long Size Total Return Index contributed positively and the short swap position in the Dow Jones Thematic Short Size Total Return Index contributed negatively to the absolute performance of SIZ during the Annual Period.

The long swap position in the Dow Jones Thematic Long Anti-Beta Total Return Index contributed positively and the short swap position in the Dow Jones Thematic Short Anti-Beta Total Return Index contributed negatively to the absolute performance of BTAL during the Annual Period.

We believe the QuantShares family of market neutral and long/short ETFs should be positioned to perform, even in the face of an ever changing global landscape, due to their uncorrelated return profile to the broad equity and fixed income markets and their ability to capture persistent market premiums with lower volatility.

As always, we thank you for your continued support.

Sincerely,

The QuantShares Team

The views expressed in this letter were those of FFCM, LLC as of June 30, 2017, and may not necessarily reflect the view on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

QuantShares U.S. Market Neutral Momentum Fund (MOM) (Unaudited):

The QuantShares U.S. Market Neutral Momentum Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (“DJUS Momentum Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the highest momentum stocks as long positions and lowest momentum stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between the prices of high and low momentum stocks within the Dow Jones U.S. Index.7 A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first 12 of the last 13 months. Stocks with a higher total return receive a higher ranking and stocks with a lower total return receive a lower ranking. Momentum investing entails investing in securities that have had above-average returns and shorting securities that have had below-average returns. The performance of the Fund will depend on the difference in the rate of return between its long positions and short positions.

During the Annual Period that began on July 1, 2016 through June 30, 2017, the Fund’s market price return was -16.12% and its NAV return was -16.16% (for an explanation of the market price returns and the NAV returns, please refer to footnote 8 on page xiv). The Index returned -15.06% during the same period. The Fund’s market price at June 30, 2017 was $22.42.

The Fund posted positive performance in 4 of the 12 months for the period with returns ranging from -6.32% to 1.46%. The best performing months for the Fund were May 2017 and March 2017 finishing up 1.46% and 1.03%, respectively. The worst performing months for the Fund were July 2016 and November 2016 finishing down -6.32% and -4.38%, respectively.

The Fund is sector neutral, dollar neutral, and equal weighted, and the primary driver of performance is the isolated factor, in this case momentum, based on total returns over the first 12 of the last 13 months. During the Annual Period, the market rewarded low momentum stocks over high momentum stocks, resulting in negative performance for the Fund.

The Fund had an annualized volatility3 of 7.92% for the Annual Period.

As of 06/30/2017	Fund Sector Weights (Based on Net Assets)
	% Long Weight	% Short Weight
Basic Materials	3.53%	-3.55%
Consumer Goods	9.54%	-9.58%
Consumer Services	12.73%	-12.67%
Energy	5.51%	-5.55%
Financials	25.69%	-25.51%
Health Care	9.66%	-9.61%
Industrials	17.25%	-17.26%
Technology	11.93%	-12.31%
Telecommunications	0.46%	-0.50%
Utilities	5.01%	-5.10%

As of 06/30/2017	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio[9]	19.48	19.66
Price to Book Ratio[10]	2.74	2.40
Average Market Cap ($B)	22.74	15.49
Median Market Cap ($B)	8.88	6.17
Beta	1.20	1.02

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount for the most recently completed five fiscal years can be found on the Funds’ website, www.AGFiQ.com.

Growth of a $10,000 Investment Since Inception at Net Asset Value*

MOM — QuantShares U.S. Market Neutral Momentum Fund
DJUS Momentum Index — Dow Jones U.S. Thematic Market Neutral Momentum Index
Russell 1000 — Russell 1000 Index11

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011 (Commencement of Operations) to June 30, 2017 assuming the reinvestment of distributions.

Average Annual Total Return as of June 30, 2017

	1 Year	3 Year	5 Year	Since Inception
MOM NAV Return	-16.16%	-3.40%	-2.43%	-1.43%
MOM Market Price Return	-16.12%	-3.42%	-2.48%	-1.43%
DJUS Momentum Index	-15.06%	-1.22%	-0.15%	0.84%
Russell 1000 Index	18.03%	9.25%	14.69%	15.84%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until November 13, 2017 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 0.75% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 7.77% and 2.93% respectively. Refer to the financial highlights herein for the most recent expense ratios. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.AGFiQ.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

v

QuantShares U.S. Market Neutral Value Fund (CHEP) (Unaudited):

The QuantShares U.S. Market Neutral Value Fund seeks performance results that correspond to the price and yield performance before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (“DJUS Value Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the most undervalued stocks as long positions and the most overvalued stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between high and low ranked stocks. Undervalued stocks within each sector receive higher rankings and overvalued stocks receive lower rankings. For the Fund, value investing entails investing in securities that have below-average valuations based on ratios such as earnings to price,9 book to price,10 and cash flow from operations to price and shorting securities that have above-average valuations based on the same ratios. The performance of the Fund will depend on the difference in the rates of return between the long positions and the short positions.

During the Annual Period that began on July 1, 2016 through June 30, 2017, the Fund’s market price return was 11.11% and its NAV return was 10.97% (for an explanation of the market price returns and the NAV returns, please refer to footnote 8 on page xiv). The Index returned 12.77% during the same period. The Fund’s market price at June 30, 2017 was $26.00.

The Fund posted positive performance in 7 of the 12 months for the period with returns ranging from -2.63% to 7.12%. The best performing months for the Fund were November 2016 and October 2016 finishing up 7.12% and 4.33%, respectively. The worst performing months for the Fund were May 2017 and April 2017 finishing down -2.63% and -1.78%, respectively.

The Fund is sector neutral, dollar neutral, and equal weighted, and the primary driver of performance is the isolated factor, in this case valuation based on cash flow to price, earnings to price, and book to price. During the Annual Period, the market rewarded lower valuation companies over higher valuation companies resulting in positive performance for the Fund.

The Fund had an annualized volatility3 of 9.93% for the Annual Period.

As of 06/30/2017	Fund Sector Weights (Based on Net Assets)
	% Long Weight	% Short Weight
Basic Materials	4.00%	-3.98%
Consumer Goods	9.59%	-9.32%
Consumer Services	12.32%	-12.45%
Energy	5.21%	-4.77%
Financials	24.99%	-24.20%
Health Care	9.75%	-9.66%
Industrials	17.59%	-17.48%
Technology	11.72%	-11.22%
Telecommunications	0.47%	-0.48%
Utilities	4.86%	-4.96%

As of 06/30/2017	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio[9]	11.98	41.71
Price to Book Ratio[10]	1.60	6.66
Average Market Cap ($B)	22.02	25.66
Median Market Cap ($B)	7.53	9.17
Beta	1.14	1.01

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount for the most recently completed five fiscal years can be found on the Funds’ website, www.AGFiQ.com.

Growth of a $10,000 Investment Since Inception at Net Asset Value*

CHEP — QuantShares U.S. Market Neutral Value Fund
DJUS Value Index — Dow Jones U.S. Thematic Market Neutral Value Index
Russell 1000 — Russell 1000 Index11

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 12, 2011 (Commencement of Operations) to June 30, 2017 assuming the reinvestment of distributions.

Average Annual Total Return as of June 30, 2017

	1 Year	3 Year	5 Year	Since Inception
CHEP NAV Return	10.97%	-2.61%	2.19%	1.58%
CHEP Market Price Return	11.11%	-2.67%	2.19%	1.58%
DJUS Value Index	12.77%	-0.35%	4.55%	3.86%
Russell 1000 Index	18.03%	9.25%	14.69%	15.92%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until November 13, 2017 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 0.75% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 10.14% and 2.31% respectively. Refer to the financial highlights herein for the most recent expense ratios. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.AGFiQ.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Size Fund (SIZ) (Unaudited):

The QuantShares U.S. Market Neutral Size Fund seeks performance that corresponds to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index (“DJUS Size Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the lowest capitalization stocks as long positions and highest capitalization stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provided investors with the means of seeking the spread return between high and low ranked stocks. Stocks are ranked from smallest to largest by market capitalization within the Dow Jones U.S. Index.7 Size investing entails investing in securities within the universe that have below-average market capitalizations and shorting securities with above-average market capitalizations. The performance of the Fund will depend on the difference in the rates of return between these long positions and short positions.

During the Annual Period that began on July 1, 2016 through June 30, 2017, the Fund’s market price return was -2.54% and its NAV return was -2.25% (for an explanation of the market price returns and the NAV returns, please refer to footnote 8 on page xiv). The Index returned -1.65% during the same period. The Fund’s market price at June 30, 2017 was $20.73.

The Fund posted positive performance in 4 of 12 months of the period, with returns ranging from -4.09% to 4.21%. The best performing months for the Fund were November 2016 and July 2016 finishing up 4.21% and 2.11%, respectively. The worst performing months for the Fund were May 2017 and October 2016 finishing down -4.09% and -2.08%, respectively.

The Fund is sector neutral, dollar neutral, and equal weighted, and the primary driver of performance is the isolated factor, in this case market capitalization. During the Annual Period, the market favored larger cap names over smaller cap names resulting in negative performance for the Fund.

The Fund had an annualized volatility3 of 7.23% for the Annual Period.

As of 06/30/2017	Fund Sector Weights (Based on Net Assets)
	% Long Weight	% Short Weight
Basic Materials	4.05%	-4.00%
Consumer Goods	9.51%	-9.36%
Consumer Services	12.96%	-12.69%
Energy	5.42%	-5.47%
Financials	24.79%	-25.08%
Health Care	9.66%	-9.64%
Industrials	17.66%	-17.57%
Technology	11.51%	-11.20%
Telecommunications	0.48%	-0.48%
Utilities	4.34%	-4.36%

As of 06/30/2017	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio[9]	21.53	18.11
Price to Book Ratio[10]	2.11	2.98
Average Market Cap ($B)	3.44	87.28
Median Market Cap ($B)	3.43	50.56
Beta	1.13	1.01

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount for the most recently completed five fiscal years can be found on the Funds’ website, www.AGFiQ.com.

Growth of a $10,000 Investment Since Inception at Net Asset Value*

SIZ — QuantShares U.S. Market Neutral Size Fund
DJUS Size Index — Dow Jones U.S. Thematic Market Neutral Size Index
Russell 1000 — Russell 1000 Index11

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011 (Commencement of Operations) to June 30, 2017 assuming the reinvestment of distributions.

Average Annual Total Return as of June 30, 2017

	1 Year	3 Year	5 Year	Since Inception
SIZ NAV Return	-2.25%	-6.65%	-3.45%	-2.93%
SIZ Market Price Return	-2.54%	-6.74%	-3.59%	-3.05%
DJUS Size Index	-1.65%	-5.36%	-1.85%	-1.30%
Russell 1000 Index	18.03%	9.25%	14.69%	15.84%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until November 13, 2017 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 0.75% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 11.78% and 2.98% respectively. Refer to the financial highlights herein for the most recent expense ratios. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.AGFiQ.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL) (Unaudited):

The QuantShares U.S. Market Neutral Anti-Beta Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (“DJUS Anti-Beta Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the lowest beta stocks as long positions and highest beta stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between low and high beta stocks. Low beta stocks are those stocks that are less volatile than the Dow Jones U.S. Index,7 and high beta stocks are those stocks that are more volatile than the Dow Jones U.S. Index. Anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. The performance of the Fund will depend on the differences in the rates of return of these long positions and short positions.

During the Annual Period that began on July 1, 2016 through June 30, 2017, the Fund’s market price return was -14.16% and its NAV return was -14.16% (for an explanation of the market price return and the NAV returns, please refer to footnote 8 on page xiv). The Index returned -13.63% during the same period. The Fund’s market price at June 30, 2017 was $20.00.

The Fund posted positive performance in 6 of the 12 months of the period with returns ranging from -9.34% to 2.69%. The best performing months for the Fund were May 2017 and March 2017 finishing up 2.69% and 2.33%, respectively. The worst performing months for the Fund were November 2016 and July 2016 finishing down -9.34% and -5.97%, respectively.

The Fund is sector neutral, dollar neutral, and equal weighted, and the primary driver of performance is the isolated factor, in this case beta. During the Annual Period, the market tended to favor higher beta stocks over lower beta stocks, resulting in negative performance for the Fund.

The Fund had annualized volatility3 of 12.70% for the Annual Period.

As of 06/30/2017	Fund Sector Weights (Based on Net Assets)
	% Long Weight	% Short Weight
Basic Materials	4.00%	-3.98%
Consumer Goods	9.47%	-9.47%
Consumer Services	12.97%	-12.98%
Energy	4.99%	-4.97%
Financials	24.41%	-24.47%
Health Care	9.52%	-9.47%
Industrials	17.44%	-17.42%
Technology	11.44%	-11.41%
Telecommunications	0.50%	-0.50%
Utilities	4.98%	-4.97%

As of 06/30/2017	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio[9]	22.20	19.17
Price to Book Ratio[10]	3.10	2.24
Average Market Cap ($B)	32.24	12.37
Median Market Cap ($B)	11.21	4.92
Beta	0.82	1.36

x

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount for the most recently completed five fiscal years can be found on the Funds’ website, www.AGFiQ.com.

Growth of a $10,000 Investment Since Inception at Net Asset Value*

BTAL — QuantShares U.S. Market Neutral Anti-Beta Fund
DJUS Anti-Beta Index — Dow Jones U.S. Thematic Market Neutral Anti-Beta Index
Russell 1000 — Russell 1000 Index11

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 12, 2011 (Commencement of Operations) to June 30, 2017 assuming the reinvestment of distributions.

Average Annual Total Return as of June 30, 2017

	1 Year	3 Year	5 Year	Since Inception
BTAL NAV Return	-14.16%	1.18%	-3.39%	-3.48%
BTAL Market Price Return	-14.16%	1.39%	-3.41%	-3.48%
DJUS Anti-Beta Index	-13.63%	3.66%	-1.20%	-1.32%
Russell 1000 Index	18.03%	9.25%	14.69%	15.92%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until November 13, 2017 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 0.75% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 3.13% and 2.47% respectively. Refer to the financial highlights herein for the most recent expense ratios. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.AGFiQ.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares Hedged Dividend Income Fund (DIVA) (Unaudited):

The QuantShares Hedged Dividend Income Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the INDXX Hedged Dividend Income Index12 (“Hedged Dividend Income Index” or “Index”). The Index, which is compiled by INDXX, is designed to generate a high current yield and capital appreciation. The Index rebalances monthly by identifying the highest dividend stocks as long positions, and the lowest dividend stocks as short positions. The Index invests in stocks with stable or growing dividends that trade at high yields. In an attempt to reduce risk, the Index shorts stocks in each sector which have unstable or low dividends. The Index is approximately 100% long and 50% short at the time of rebalances. The maximum weight for any sector in the long portfolio is 25%. Sector and industry weights in the short portfolio are approximately 50% of the size of the long sector weights. The Index has 100 long positions and approximately 150 – 200 short positions. The Fund provides investors with the means of seeking the spread return between low and high dividend stocks. The performance of the Fund will depend on the differences in the rates of return of these long positions and short positions.

During the Annual Period that began on July 1, 2016 through June 30, 2017, the Fund’s market price return was 6.05% and its NAV return was 5.88% (for an explanation of the market price return and the NAV returns, please refer to footnote 8 on page xiv). The Index returned 7.41% during the same period. The Fund’s market price at June 30, 2017 was $25.43.

The Fund posted positive performance in 7 of the 12 months of the period with returns ranging from -1.28% to 2.95%. The best performing months for the Fund were July 2016 and December 2016 finishing up 2.95% and 2.48%, respectively. The worst performing months for the Fund were May 2017 and October 2016 finishing down -1.28% and -0.89%, respectively.

The Fund is designed as a long/short fund with approximately 100% long exposure and 50% short exposure, and the primary driver of performance is the isolated factor, in this case high equity dividend yield. During the Annual Period, the market saw a rally in rate sensitive stocks, resulting in positive performance for the Fund.

The Fund had annualized volatility3 of 4.56% for the Annual Period.

As of 06/30/2017	Fund Sector Weights (Based on Net Assets)
	% Long Weight	% Short Weight
Basic Materials	1.97%	-0.98%
Consumer Discretionary	13.68%	-6.61%
Consumer Staples	3.91%	-1.95%
Energy	21.77%	-10.51%
Financials	13.71%	-9.55%
Health Care	1.95%	-0.96%
Industrials	2.96%	-1.47%
Real Estate	10.78%	-1.96%
Technology	6.83%	-3.40%
Telecommunications	2.94%	-0.98%
Utilities	17.59%	-8.29%

As of 06/30/2017	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	100	195
Price/Earnings Ratio[9]	16.20	21.88
Price to Book Ratio[10]	1.98	2.29
Average Market Cap ($B)	33.80	27.24
Median Market Cap ($B)	7.59	9.17
Beta	0.98	1.06

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount for the most recently completed five fiscal years can be found on the Funds’ website, www.AGFiQ.com.

Growth of a $10,000 Investment Since Inception at Net Asset Value*

DIVA — QuantShares Hedged Dividend Income Fund
Hedged Dividend Income Index — INDXX Hedged Dividend Income Index
IBOXIG Index — Markit iBoxx USD Liquid Investment Grade Index13

*	The line graph represents historical performance of a hypothetical investment of $10,000 from January 15, 2015 (Commencement of Operations) to June 30, 2017 assuming the reinvestment of distributions.

Cumulative Total Return as of June 30, 2017

	1 Year	3 Year	Since Inception
DIVA NAV Return	5.88%	N/A	5.50%
DIVA Market Price Return	6.05%	N/A	5.54%
INDXX Hedged Dividend Income Index	7.41%	N/A	6.93%
iBoxx Liquid USD Investment Grade Index	1.80%	N/A	3.20%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until November 13, 2017 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 0.75% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 5.38% and 1.58% respectively. Refer to the financial highlights herein for the most recent expense ratios. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.AGFiQ.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

Footnotes to Shareholder Letter and Management Discussion of Fund Performance:

1	S&P 500 Index — The Standard & Poor’s 500 Stock Index consists of 500 large-cap common stocks actively traded on the NYSE and NASDAQ
2	Bureau of Economic Analysis (BEA) U.S. Department of Commerce
3	Volatility — A statistical measure of the dispersion of returns for a given security or market index.
4	Correlation — A statistical measure of how two securities move in relation to each other.
5	Russell 2000 Index — The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market cap of that index.
6	Russell 3000 Index — The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
7	Dow Jones US Index — A market-capitalization-weighted index providing broad coverage of the U.S. stock market. The index is considered a total market index, representing the top 95% of the U.S. stock market based on market capitalization.
8	A Fund’s per share net asset value (“NAV”) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
9	Price/Earnings Ratio — Market Value per share/Earning per share
10	Price/Book Ratio — Stock Price/(Total Assets — Intangible Assets and Liabilities)
11	Russell 1000 Index — The Russell 1000 Index measures the performance of approximately 1,000 of the largest companies in the U.S. equity universe. The Russell 1000 is a subset of the Russell 3000 Index comprising over 90% of the total market capitalization of all listed U.S. stocks.
12	INDXX Hedged Dividend Income Index — The INDXX Hedged Dividend Income Index is designed to measure the performance of a strategy utilizing three portfolios: a long portfolio (with 100% long position in the INDXX Long High Dividend Index); a short portfolio (with 50% short position in the INDXX Short Low Dividend Index); and a 50% long position in the INDXX Cash Index. The Index is 100% long and 50% short at the time of rebalances. The maximum weight for any sector in the long portfolio is 25% and 15% for industries.
13	Markit iBoxx USD Liquid Investment Grade Index — The Markit iBoxx USD Liquid Investment Grade Index is designed to provide a balanced representation of the USD investment grade corporate market and to meet the investors demand for a USD denominated, highly liquid and representative investment grade corporate index.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Long Positions – 86.7%
Common Stocks – 86.7%
Aerospace & Defense – 1.3%
Boeing Co. (The)	48	$9,492
Esterline Technologies Corp.*	100	9,480
General Dynamics Corp.(a)	52	10,301
		29,273
Air Freight & Logistics – 0.4%
XPO Logistics, Inc.*	148	9,565
Airlines – 0.8%
American Airlines Group, Inc.	190	9,561
United Continental Holdings, Inc.*	124	9,331
		18,892
Auto Components – 1.7%
Dana, Inc.(a)	428	9,557
Delphi Automotive plc(a)	112	9,817
Lear Corp.(a)	66	9,377
Visteon Corp.*	98	10,002
		38,753
Automobiles – 1.3%
Harley-Davidson, Inc.(a)	186	10,047
Tesla, Inc.*	26	9,402
Thor Industries, Inc.	90	9,407
		28,856
Banks – 10.6%
Bank of America Corp.(a)	394	9,558
BOK Financial Corp.(a)	118	9,927
CIT Group, Inc.	196	9,545
Citigroup, Inc.	142	9,497
Citizens Financial Group, Inc.(a)	270	9,634
Comerica, Inc.(a)	134	9,814
Cullen/Frost Bankers, Inc.(a)	112	10,518
East West Bancorp, Inc.(a)	176	10,310
Fifth Third Bancorp(a)	384	9,969
First Republic Bank	96	9,610
Hancock Holding Co.(a)	212	10,388
Huntington Bancshares, Inc.	704	9,518
JPMorgan Chase & Co.(a)	110	10,054
KeyCorp(a)	508	9,520
M&T Bank Corp.(a)	64	10,365
PNC Financial Services Group, Inc. (The)	80	9,990
Regions Financial Corp.	704	10,307
SunTrust Banks, Inc.	168	9,529
SVB Financial Group*	56	9,844
Synovus Financial Corp.	216	9,556
Texas Capital Bancshares, Inc.*	128	9,907
Webster Financial Corp.	202	10,548
Wintrust Financial Corp.	136	10,396

	Number of Shares	Value
Zions Bancorp	228	$10,011
		238,315
Biotechnology – 3.4%
Alkermes plc*(a)	170	9,855
Bluebird Bio, Inc.*(a)	90	9,454
Incyte Corp.*(a)	72	9,065
Ionis Pharmaceuticals, Inc.*	188	9,564
Kite Pharma, Inc.*(a)	92	9,538
Seattle Genetics, Inc.*	182	9,417
TESARO, Inc.*	70	9,790
Vertex Pharmaceuticals, Inc.*	74	9,536
		76,219
Capital Markets – 4.0%
Charles Schwab Corp. (The)	236	10,139
E*TRADE Financial Corp.*(a)	276	10,496
Goldman Sachs Group, Inc. (The)(a)	42	9,320
Lazard Ltd., Class A(a)	222	10,285
LPL Financial Holdings, Inc.(a)	242	10,275
MarketAxess Holdings, Inc.(a)	52	10,457
Morgan Stanley(a)	214	9,536
Raymond James Financial, Inc.	120	9,627
State Street Corp.	106	9,511
		89,646
Chemicals – 2.2%
Albemarle Corp.(a)	94	9,921
Celanese Corp., Series A	100	9,494
Chemours Co. (The)(a)	250	9,480
FMC Corp.(a)	138	10,081
Westlake Chemical Corp.	144	9,534
		48,510
Commercial Services & Supplies – 0.9%
MSA Safety, Inc.(a)	122	9,903
Rollins, Inc.	228	9,282
		19,185
Communications Equipment – 0.9%
Arista Networks, Inc.*(a)	64	9,586
Lumentum Holdings, Inc.*(a)	174	9,927
		19,513
Consumer Finance – 0.4%
SLM Corp.*	832	9,568
Containers & Packaging – 1.3%
Berry Global Group, Inc.*(a)	170	9,692
Packaging Corp. of America	86	9,580
WestRock Co.	178	10,085
		29,357
Distributors – 0.4%
Pool Corp.	82	9,641

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Diversified Consumer Services – 0.9%
Grand Canyon Education, Inc.*(a)	134	$10,507
Sotheby’s*(a)	188	10,090
		20,597
Diversified Financial Services – 0.4%
Leucadia National Corp.(a)	366	9,575
Electric Utilities – 2.2%
ALLETE, Inc.(a)	142	10,179
IDACORP, Inc.(a)	112	9,559
OGE Energy Corp.	274	9,532
Pinnacle West Capital Corp.	112	9,538
PNM Resources, Inc.	250	9,563
		48,371
Electronic Equipment, Instruments & Components – 2.6%
Cognex Corp.(a)	108	9,169
IPG Photonics Corp.*(a)	70	10,157
Jabil, Inc.(a)	334	9,749
Trimble, Inc.*	274	9,774
Universal Display Corp.	88	9,614
Zebra Technologies Corp., Class A*	94	9,449
		57,912
Energy Equipment & Services – 0.9%
Baker Hughes, Inc.	176	9,594
TechnipFMC plc*	352	9,574
		19,168
Equity Real Estate Investment Trusts (REITs) – 1.3%
CoreSite Realty Corp.(a)	94	9,732
GEO Group, Inc. (The)(a)	300	8,871
Sunstone Hotel Investors, Inc.	628	10,123
		28,726
Food Products – 0.4%
Pinnacle Foods, Inc.	166	9,860
Gas Utilities – 1.3%
New Jersey Resources Corp.(a)	234	9,290
ONE Gas, Inc.	140	9,773
South Jersey Industries, Inc.	270	9,226
		28,289
Health Care Equipment & Supplies – 2.2%
ABIOMED, Inc.*(a)	72	10,317
Align Technology, Inc.*(a)	64	9,608
Hill-Rom Holdings, Inc.(a)	128	10,190
IDEXX Laboratories, Inc.*(a)	58	9,362
Intuitive Surgical, Inc.*(a)	10	9,354
		48,831
Health Care Providers & Services – 2.2%
Chemed Corp.(a)	46	9,408

	Number of Shares	Value
Molina Healthcare, Inc.*(a)	152	$10,515
Quest Diagnostics, Inc.(a)	86	9,560
UnitedHealth Group, Inc.	56	10,384
WellCare Health Plans, Inc.*	58	10,415
		50,282
Health Care Technology – 0.8%
Medidata Solutions, Inc.*	122	9,541
Veeva Systems, Inc., Class A*	156	9,564
		19,105
Hotels, Restaurants & Leisure – 2.6%
Domino’s Pizza, Inc.(a)	44	9,307
Hilton Worldwide Holdings, Inc.(a)	148	9,154
Marriott International, Inc., Class A(a)	92	9,229
Marriott Vacations Worldwide Corp.	88	10,362
Royal Caribbean Cruises Ltd.	88	9,612
Vail Resorts, Inc.(a)	50	10,141
		57,805
Household Durables – 1.7%
NVR, Inc.*(a)	4	9,643
PulteGroup, Inc.	410	10,057
Toll Brothers, Inc.	240	9,482
Tupperware Brands Corp.	136	9,551
		38,733
Insurance – 3.6%
American Financial Group, Inc.(a)	100	9,937
Assured Guaranty Ltd.(a)	250	10,435
Everest Re Group Ltd.	40	10,183
Lincoln National Corp.(a)	150	10,137
Primerica, Inc.	136	10,302
Principal Financial Group, Inc.	152	9,739
Prudential Financial, Inc.	86	9,300
Unum Group	214	9,979
		80,012
Internet & Direct Marketing Retail – 1.8%
Amazon.com, Inc.*(a)	10	9,680
Liberty Ventures, Series A*(a)	180	9,412
Netflix, Inc.*(a)	66	9,861
Priceline Group, Inc. (The)*	6	11,223
		40,176
Internet Software & Services – 0.9%
GrubHub, Inc.*(a)	228	9,941
IAC/InterActiveCorp*(a)	92	9,498
		19,439
IT Services – 1.3%
DXC Technology Co.(a)	124	9,513
First Data Corp., Class A*	524	9,537
PayPal Holdings, Inc.*	178	9,553
		28,603

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Leisure Products – 0.4%
Hasbro, Inc.	86	$9,590
Life Sciences Tools & Services – 0.9%
Bio-Rad Laboratories, Inc., Class A*(a)	44	9,958
Mettler-Toledo International, Inc.*(a)	16	9,416
		19,374
Machinery – 5.7%
Caterpillar, Inc.(a)	94	10,101
Crane Co.(a)	120	9,526
Cummins, Inc.(a)	62	10,058
Deere & Co.(a)	78	9,640
Kennametal, Inc.(a)	246	9,205
Lincoln Electric Holdings, Inc.(a)	110	10,130
Nordson Corp.(a)	80	9,706
Oshkosh Corp.	142	9,781
Parker-Hannifin Corp.	62	9,909
Terex Corp.	254	9,525
Timken Co. (The)	220	10,175
Toro Co. (The)	150	10,393
Trinity Industries, Inc.	340	9,530
		127,679
Media – 2.3%
Cable One, Inc.(a)	14	9,953
Charter Communications, Inc., Class A*(a)	30	10,105
Liberty Broadband Corp., Class C*(a)	114	9,889
Liberty Media Corp-Liberty Formula One, Class C*(a)	276	10,107
Live Nation Entertainment, Inc.*(a)	302	10,525
		50,579
Metals & Mining – 0.9%
Alcoa Corp.(a)	280	9,142
Steel Dynamics, Inc.	280	10,027
		19,169
Mortgage Real Estate Investment Trusts (REITs) – 0.8%
Chimera Investment Corp.(a)	498	9,278
New Residential Investment Corp.(a)	568	8,838
		18,116
Multi-Utilities – 1.3%
CenterPoint Energy, Inc.(a)	350	9,583
DTE Energy Co.(a)	94	9,944
Vectren Corp.	160	9,351
		28,878
Oil, Gas & Consumable Fuels – 3.4%
Cheniere Energy, Inc.*	194	9,450
HollyFrontier Corp.	346	9,504
Marathon Petroleum Corp.(a)	190	9,943
ONEOK, Inc.	180	9,389

	Number of Shares	Value
Targa Resources Corp.	214	$9,673
Tesoro Corp.	102	9,547
Valero Energy Corp.	142	9,579
Williams Cos., Inc. (The)	326	9,871
		76,956
Personal Products – 0.4%
Nu Skin Enterprises, Inc., Class A(a)	152	9,552
Pharmaceuticals – 0.4%
Catalent, Inc.*	272	9,547
Road & Rail – 1.3%
CSX Corp.(a)	182	9,930
Norfolk Southern Corp.(a)	78	9,493
Old Dominion Freight Line, Inc.	100	9,524
		28,947
Semiconductors & Semiconductor Equipment – 4.7%
Advanced Micro Devices, Inc.*(a)	762	9,510
Applied Materials, Inc.(a)	216	8,923
Cavium, Inc.*	154	9,568
Cirrus Logic, Inc.*(a)	158	9,910
Lam Research Corp.(a)	66	9,334
Marvell Technology Group Ltd.(a)	610	10,077
Microchip Technology, Inc.(a)	118	9,107
Micron Technology, Inc.*(a)	332	9,914
NVIDIA Corp.(a)	68	9,830
ON Semiconductor Corp.*	628	8,817
Teradyne, Inc.	316	9,490
		104,480
Software – 2.5%
Activision Blizzard, Inc.(a)	168	9,672
Autodesk, Inc.*(a)	88	8,872
Electronic Arts, Inc.*(a)	86	9,092
PTC, Inc.*	184	10,142
Take-Two Interactive Software, Inc.*	128	9,393
VMware, Inc., Class A*	106	9,267
		56,438
Specialty Retail – 1.7%
Aaron’s, Inc.	246	9,569
Best Buy Co., Inc.(a)	166	9,517
Burlington Stores, Inc.*(a)	98	9,015
Tiffany & Co.	102	9,575
		37,676
Technology Hardware, Storage & Peripherals – 1.2%
NetApp, Inc.(a)	228	9,131
Seagate Technology plc	230	8,913
Western Digital Corp.	110	9,746
		27,790

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Thrifts & Mortgage Finance – 1.3%
MGIC Investment Corp.*(a)	914	$10,237
Radian Group, Inc.	614	10,039
Washington Federal, Inc.	286	9,495
		29,771
Trading Companies & Distributors – 0.4%
United Rentals, Inc.*	88	9,919
Wireless Telecommunication Services – 0.4%
Sprint Corp.*	1,054	8,653
Total Common Stocks (Cost $1,748,415)		1,943,891
Total Long Positions (Cost $1,748,415)		1,943,891
Short Positions – (84.6)%
Common Stocks – (84.6)%
Aerospace & Defense – (0.4)%
Curtiss-Wright Corp.	(108)	(9,912)
Air Freight & Logistics – (0.9)%
CH Robinson Worldwide, Inc.	(144)	(9,890)
United Parcel Service, Inc., Class B	(88)	(9,732)
		(19,622)
Auto Components – (0.5)%
Autoliv, Inc.	(92)	(10,102)
Automobiles – (0.4)%
Ford Motor Co.	(868)	(9,713)
Banks – (0.8)%
BankUnited, Inc.	(290)	(9,776)
Signature Bank*	(64)	(9,186)
		(18,962)
Beverages – (0.4)%
Monster Beverage Corp.*	(190)	(9,439)
Biotechnology – (2.5)%
ACADIA Pharmaceuticals, Inc.*	(332)	(9,260)
Alexion Pharmaceuticals, Inc.*	(76)	(9,247)
Gilead Sciences, Inc.	(132)	(9,343)
Intercept Pharmaceuticals, Inc.*	(84)	(10,170)
Juno Therapeutics, Inc.*	(308)	(9,206)
OPKO Health, Inc.*	(1,416)	(9,317)
		(56,543)
Building Products – (0.9)%
Johnson Controls International plc	(214)	(9,279)
USG Corp.*	(338)	(9,809)
		(19,088)
Capital Markets – (2.1)%
Affiliated Managers Group, Inc.	(58)	(9,620)

	Number of Shares	Value
FactSet Research Systems, Inc.	(58)	$(9,638)
Federated Investors, Inc., Class B	(354)	(10,001)
SEI Investments Co.	(172)	(9,250)
T Rowe Price Group, Inc.	(130)	(9,647)
		(48,156)
Chemicals – (1.7)%
CF Industries Holdings, Inc.	(352)	(9,842)
Mosaic Co. (The)	(424)	(9,680)
PPG Industries, Inc.	(90)	(9,896)
WR Grace & Co.	(130)	(9,361)
		(38,779)
Commercial Services & Supplies – (1.2)%
Clean Harbors, Inc.*	(166)	(9,268)
Pitney Bowes, Inc.	(672)	(10,147)
Stericycle, Inc.*	(112)	(8,548)
		(27,963)
Communications Equipment – (1.3)%
F5 Networks, Inc.*	(72)	(9,148)
Palo Alto Networks, Inc.*	(68)	(9,099)
ViaSat, Inc.*	(148)	(9,798)
		(28,045)
Construction & Engineering – (1.7)%
AECOM*	(298)	(9,634)
Dycom Industries, Inc.*	(104)	(9,310)
Fluor Corp.	(216)	(9,889)
Jacobs Engineering Group, Inc.	(184)	(10,008)
		(38,841)
Containers & Packaging – (2.1)%
AptarGroup, Inc.	(106)	(9,207)
Bemis Co., Inc.	(216)	(9,990)
Crown Holdings, Inc.*	(172)	(10,261)
Graphic Packaging Holding Co.	(692)	(9,536)
Sealed Air Corp.	(196)	(8,773)
		(47,767)
Diversified Telecommunication Services – (0.4)%
Verizon Communications, Inc.	(206)	(9,200)
Electric Utilities – (2.1)%
FirstEnergy Corp.	(314)	(9,156)
Great Plains Energy, Inc.	(344)	(10,072)
Hawaiian Electric Industries, Inc.	(290)	(9,390)
PPL Corp.	(250)	(9,665)
Southern Co. (The)	(194)	(9,289)
		(47,572)
Electrical Equipment – (0.4)%
Acuity Brands, Inc.	(46)	(9,351)
Electronic Equipment, Instruments & Components – (0.4)%
Avnet, Inc.	(242)	(9,409)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Energy Equipment & Services – (0.8)%
Oceaneering International, Inc.	(392)	$(8,953)
Weatherford International plc*	(2,396)	(9,273)
		(18,226)
Equity Real Estate Investment Trusts (REITs) – (15.3)%
Acadia Realty Trust	(324)	(9,007)
American Campus Communities, Inc.	(196)	(9,271)
Apple Hospitality REIT, Inc.	(474)	(8,869)
Boston Properties, Inc.	(80)	(9,842)
Brixmor Property Group, Inc.	(536)	(9,584)
CoreCivic, Inc.	(332)	(9,157)
CubeSmart	(384)	(9,231)
DDR Corp.	(1,122)	(10,177)
Education Realty Trust, Inc.	(242)	(9,377)
EPR Properties	(130)	(9,343)
Equity Residential	(150)	(9,874)
Extra Space Storage, Inc.	(124)	(9,672)
Federal Realty Investment Trust	(78)	(9,858)
Forest City Realty Trust, Inc., Class A	(384)	(9,281)
GGP, Inc.	(436)	(10,272)
Iron Mountain, Inc.	(274)	(9,415)
Kimco Realty Corp.	(548)	(10,056)
Life Storage, Inc.	(128)	(9,485)
Macerich Co. (The)	(168)	(9,754)
Medical Properties Trust, Inc.	(742)	(9,550)
National Retail Properties, Inc.	(250)	(9,775)
Outfront Media, Inc.	(402)	(9,294)
Paramount Group, Inc.	(624)	(9,984)
Public Storage	(46)	(9,592)
Realty Income Corp.	(174)	(9,601)
Regency Centers Corp.	(158)	(9,897)
Retail Properties of America, Inc., Class A	(710)	(8,669)
Simon Property Group, Inc.	(62)	(10,029)
Spirit Realty Capital, Inc.	(1,328)	(9,840)
STORE Capital Corp.	(414)	(9,294)
Tanger Factory Outlet Centers, Inc.	(370)	(9,613)
Taubman Centers, Inc.	(152)	(9,052)
Uniti Group, Inc.	(370)	(9,302)
VEREIT, Inc.	(1,130)	(9,198)
Vornado Realty Trust	(100)	(9,390)
Weingarten Realty Investors	(318)	(9,572)
		(343,177)
Food & Staples Retailing – (0.9)%
CVS Health Corp.	(126)	(10,138)
Kroger Co. (The)	(398)	(9,281)
		(19,419)
Food Products – (1.7)%
B&G Foods, Inc.	(238)	(8,473)
General Mills, Inc.	(168)	(9,307)

	Number of Shares	Value
Hain Celestial Group, Inc. (The)*	(260)	$(10,093)
TreeHouse Foods, Inc.*	(112)	(9,149)
		(37,022)
Health Care Providers & Services – (3.4)%
Acadia Healthcare Co., Inc.*	(188)	(9,284)
DaVita, Inc.*	(146)	(9,455)
Envision Healthcare Corp.*	(148)	(9,275)
Express Scripts Holding Co.*	(154)	(9,831)
LifePoint Health, Inc.*	(144)	(9,670)
McKesson Corp.	(58)	(9,543)
MEDNAX, Inc.*	(154)	(9,297)
Universal Health Services, Inc., Class B	(76)	(9,278)
		(75,633)
Health Care Technology – (0.5)%
athenahealth, Inc.*	(72)	(10,120)
Household Durables – (0.4)%
Tempur Sealy International, Inc.*	(174)	(9,290)
Independent Power and Renewable Electricity Producers – (0.9)%
AES Corp.	(834)	(9,266)
Calpine Corp.*	(744)	(10,066)
		(19,332)
Industrial Conglomerates – (0.8)%
Carlisle Cos., Inc.	(94)	(8,968)
General Electric Co.	(320)	(8,643)
		(17,611)
Insurance – (1.3)%
AmTrust Financial Services, Inc.	(616)	(9,326)
Hanover Insurance Group, Inc. (The)	(106)	(9,395)
Markel Corp.*	(10)	(9,759)
		(28,480)
Internet & Direct Marketing Retail – (0.9)%
Liberty Interactive Corp. QVC Group, Class A*	(410)	(10,061)
TripAdvisor, Inc.*	(250)	(9,550)
		(19,611)
Internet Software & Services – (0.9)%
Akamai Technologies, Inc.*	(204)	(10,161)
VeriSign, Inc.*	(108)	(10,040)
		(20,201)
IT Services – (4.2)%
Accenture plc, Class A	(78)	(9,647)
Amdocs Ltd.	(152)	(9,798)
Cognizant Technology Solutions Corp., Class A	(140)	(9,296)
DST Systems, Inc.	(164)	(10,119)
FleetCor Technologies, Inc.*	(66)	(9,518)
Genpact Ltd.	(352)	(9,796)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
International Business Machines Corp.	(62)	$(9,537)
Sabre Corp.	(402)	(8,752)
Teradata Corp.*	(316)	(9,319)
Western Union Co. (The)	(470)	(8,953)
		(94,735)
Leisure Products – (0.4)%
Mattel, Inc.	(420)	(9,043)
Machinery – (0.4)%
Flowserve Corp.	(194)	(9,007)
Marine – (0.4)%
Kirby Corp.*	(144)	(9,626)
Media – (1.7)%
AMC Networks, Inc., Class A*	(180)	(9,614)
Liberty Global plc LiLAC, Class C*	(432)	(9,249)
Lions Gate Entertainment Corp., Class B*	(352)	(9,251)
Viacom, Inc., Class B	(276)	(9,265)
		(37,379)
Metals & Mining – (0.8)%
Compass Minerals International, Inc.	(138)	(9,012)
Newmont Mining Corp.	(280)	(9,069)
		(18,081)
Multiline Retail – (1.3)%
Dollar General Corp.	(130)	(9,372)
Macy’s, Inc.	(414)	(9,621)
Target Corp.	(178)	(9,308)
		(28,301)
Multi-Utilities – (0.8)%
Public Service Enterprise Group, Inc.	(214)	(9,204)
SCANA Corp.	(142)	(9,515)
		(18,719)
Oil, Gas & Consumable Fuels – (3.8)%
Antero Resources Corp.*	(442)	(9,552)
CONSOL Energy, Inc.*	(620)	(9,263)
EQT Corp.	(156)	(9,140)
Gulfport Energy Corp.*	(674)	(9,941)
Newfield Exploration Co.*	(296)	(8,424)
QEP Resources, Inc.*	(972)	(9,817)
Range Resources Corp.	(416)	(9,639)
Southwestern Energy Co.*	(1,578)	(9,594)
Whiting Petroleum Corp.*	(1,662)	(9,158)
		(84,528)
Personal Products – (0.4)%
Edgewell Personal Care Co.*	(128)	(9,731)
Pharmaceuticals – (2.5)%
Bristol-Myers Squibb Co.	(164)	(9,138)
Endo International plc*	(828)	(9,249)

	Number of Shares	Value
Mallinckrodt plc*	(210)	$(9,410)
Mylan NV*	(254)	(9,860)
Perrigo Co. plc	(128)	(9,667)
Valeant Pharmaceuticals International, Inc.*	(534)	(9,238)
		(56,562)
Professional Services – (1.3)%
Dun & Bradstreet Corp. (The)	(92)	(9,950)
Nielsen Holdings plc	(228)	(8,814)
Verisk Analytics, Inc.*	(114)	(9,618)
		(28,382)
Real Estate Management & Development – (0.9)%
Jones Lang LaSalle, Inc.	(80)	(10,000)
Realogy Holdings Corp.	(288)	(9,346)
		(19,346)
Road & Rail – (1.7)%
Genesee & Wyoming, Inc., Class A*	(138)	(9,438)
JB Hunt Transport Services, Inc.	(112)	(10,235)
Kansas City Southern	(88)	(9,209)
Ryder System, Inc.	(130)	(9,357)
		(38,239)
Semiconductors & Semiconductor Equipment – (1.3)%
Cree, Inc.*	(376)	(9,268)
First Solar, Inc.*	(250)	(9,970)
Integrated Device Technology, Inc.*	(376)	(9,697)
		(28,935)
Software – (3.8)%
CA, Inc.	(286)	(9,858)
FireEye, Inc.*	(608)	(9,248)
Guidewire Software, Inc.*	(134)	(9,207)
Manhattan Associates, Inc.*	(202)	(9,708)
Nuance Communications, Inc.*	(540)	(9,401)
Oracle Corp.	(184)	(9,226)
salesforce.com, Inc.*	(108)	(9,353)
Splunk, Inc.*	(162)	(9,216)
Ultimate Software Group, Inc. (The)*	(48)	(10,083)
		(85,300)
Specialty Retail – (4.6)%
Advance Auto Parts, Inc.	(80)	(9,327)
AutoNation, Inc.*	(224)	(9,444)
AutoZone, Inc.*	(16)	(9,127)
Bed Bath & Beyond, Inc.	(280)	(8,512)
GameStop Corp., Class A	(434)	(9,379)
L Brands, Inc.	(180)	(9,700)
Sally Beauty Holdings, Inc.*	(496)	(10,044)
Signet Jewelers Ltd.	(148)	(9,360)
Tractor Supply Co.	(174)	(9,433)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Urban Outfitters, Inc.*	(510)	$(9,455)
Williams-Sonoma, Inc.	(198)	(9,603)
		(103,384)
Textiles, Apparel & Luxury Goods – (3.8)%
Carter’s, Inc.	(104)	(9,251)
Hanesbrands, Inc.	(402)	(9,310)
Lululemon Athletica, Inc.*	(156)	(9,308)
Michael Kors Holdings Ltd.*	(256)	(9,280)
NIKE, Inc., Class B	(158)	(9,322)
Ralph Lauren Corp.	(126)	(9,299)
Skechers U.S.A., Inc., Class A*	(316)	(9,322)
Under Armour, Inc., Class C*	(460)	(9,274)
VF Corp.	(170)	(9,792)
		(84,158)
Thrifts & Mortgage Finance – (0.4)%
New York Community Bancorp, Inc.	(708)	(9,296)
Trading Companies & Distributors – (1.7)%
Fastenal Co.	(210)	(9,141)
HD Supply Holdings, Inc.*	(304)	(9,311)
WESCO International, Inc.*	(162)	(9,283)
WW Grainger, Inc.	(56)	(10,110)
		(37,845)

	Number of Shares	Value
Water Utilities – (0.4)%
Aqua America, Inc.	(286)	$(9,524)
Total Common Stocks (Proceeds $(1,988,872))		(1,896,707)
Total Short Positions (Proceeds $(1,988,872))		(1,896,707)
Total Investments — 2.1% (Cost $(240,457))		47,184
Other Assets Less Liabilities — 97.9%		2,194,128
Net assets — 100.0%		$2,241,312
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,013,271.

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$421,439
Aggregate gross unrealized depreciation	(146,622)
Net unrealized appreciation	$274,817
Federal income tax cost of investments	$(227,633)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
261,674 USD	10/04/2017	Morgan Stanley	1.65%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(3))	$64,468	—	$64,468
(297,166) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(3))	0.62%	(83,780)	—	(83,780)
					$(19,312)		$(19,312)
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Long Positions – 84.3%
Common Stocks – 84.3%
Aerospace & Defense – 0.8%
Orbital ATK, Inc.	52	$5,115
Spirit AeroSystems Holdings, Inc., Class A	99	5,736
		10,851
Air Freight & Logistics – 0.5%
FedEx Corp.(a)	27	5,868
Airlines – 2.1%
Alaska Air Group, Inc.(a)	61	5,475
Delta Air Lines, Inc.(a)	108	5,804
JetBlue Airways Corp.*(a)	249	5,685
Spirit Airlines, Inc.*	104	5,372
United Continental Holdings, Inc.*	66	4,966
		27,302
Auto Components – 2.1%
BorgWarner, Inc.(a)	133	5,634
Dana, Inc.(a)	251	5,605
Goodyear Tire & Rubber Co. (The)(a)	160	5,593
Lear Corp.(a)	36	5,115
Tenneco, Inc.	90	5,205
		27,152
Automobiles – 1.3%
Ford Motor Co.(a)	483	5,405
General Motors Co.(a)	160	5,589
Harley-Davidson, Inc.(a)	100	5,402
		16,396
Banks – 5.1%
Bank of America Corp.(a)	228	5,531
CIT Group, Inc.	118	5,747
Citigroup, Inc.(a)	92	6,153
Citizens Financial Group, Inc.(a)	150	5,352
Fifth Third Bancorp(a)	222	5,763
JPMorgan Chase & Co.(a)	62	5,667
KeyCorp(a)	299	5,603
Popular, Inc.(a)	131	5,464
Regions Financial Corp.	368	5,388
SunTrust Banks, Inc.	94	5,332
TCF Financial Corp.	329	5,244
Wells Fargo & Co.	101	5,596
		66,840
Biotechnology – 1.3%
Amgen, Inc.(a)	32	5,511
Gilead Sciences, Inc.(a)	78	5,521
United Therapeutics Corp.*	41	5,319
		16,351

	Number of Shares	Value
Building Products – 0.8%
Owens Corning	85	$5,688
USG Corp.*	167	4,847
		10,535
Capital Markets – 1.7%
Goldman Sachs Group, Inc. (The)(a)	23	5,104
Legg Mason, Inc.	149	5,686
Morgan Stanley	123	5,481
Stifel Financial Corp.*	119	5,471
		21,742
Chemicals – 1.3%
Eastman Chemical Co.(a)	72	6,047
Platform Specialty Products Corp.*	426	5,402
Westlake Chemical Corp.	88	5,826
		17,275
Commercial Services & Supplies – 1.2%
Deluxe Corp.(a)	75	5,192
Pitney Bowes, Inc.	354	5,345
Stericycle, Inc.*	67	5,113
		15,650
Communications Equipment – 1.7%
ARRIS International plc*(a)	202	5,660
Cisco Systems, Inc.(a)	176	5,509
Finisar Corp.*	207	5,378
Juniper Networks, Inc.(a)	181	5,046
		21,593
Construction & Engineering – 1.2%
AECOM*(a)	167	5,399
Fluor Corp.(a)	107	4,899
Jacobs Engineering Group, Inc.(a)	103	5,602
		15,900
Consumer Finance – 1.3%
Ally Financial, Inc.(a)	287	5,998
Capital One Financial Corp.(a)	66	5,453
Navient Corp.	357	5,944
		17,395
Containers & Packaging – 1.8%
Graphic Packaging Holding Co.(a)	419	5,774
International Paper Co.(a)	101	5,718
Owens-Illinois, Inc.*	250	5,980
WestRock Co.	97	5,496
		22,968
Diversified Financial Services – 0.9%
Leucadia National Corp.	212	5,546
Voya Financial, Inc.	150	5,533
		11,079

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Diversified Telecommunication Services – 0.4%
CenturyLink, Inc.(a)	212	$5,063
Electric Utilities – 2.4%
Duke Energy Corp.(a)	61	5,099
Entergy Corp.(a)	66	5,067
Exelon Corp.(a)	145	5,230
FirstEnergy Corp.(a)	184	5,366
Great Plains Energy, Inc.(a)	193	5,651
PG&E Corp.	82	5,442
		31,855
Electrical Equipment – 0.8%
Eaton Corp. plc(a)	68	5,292
Regal Beloit Corp.	67	5,464
		10,756
Electronic Equipment, Instruments & Components – 2.6%
Arrow Electronics, Inc.*(a)	70	5,490
Avnet, Inc.(a)	139	5,404
Belden, Inc.(a)	75	5,657
Corning, Inc.(a)	182	5,469
Jabil, Inc.(a)	193	5,634
Tech Data Corp.*	59	5,959
		33,613
Energy Equipment & Services – 0.4%
TechnipFMC plc*	200	5,440
Equity Real Estate Investment Trusts (REITs) – 0.4%
Colony NorthStar, Inc., Class A(a)	412	5,805
Food & Staples Retailing – 0.4%
CVS Health Corp.(a)	66	5,310
Food Products – 1.6%
Archer-Daniels-Midland Co.(a)	127	5,255
Bunge Ltd.(a)	68	5,073
Darling Ingredients, Inc.*(a)	336	5,289
Tyson Foods, Inc., Class A	91	5,699
		21,316
Health Care Providers & Services – 5.7%
Acadia Healthcare Co., Inc.*(a)	125	6,172
Anthem, Inc.(a)	29	5,456
Centene Corp.*(a)	79	6,311
Cigna Corp.(a)	33	5,524
DaVita, Inc.*(a)	81	5,246
Envision Healthcare Corp.*(a)	98	6,142
Express Scripts Holding Co.*(a)	85	5,426
Laboratory Corp. of America Holdings*	39	6,011
LifePoint Health, Inc.*	88	5,909
McKesson Corp.	32	5,265
MEDNAX, Inc.*	98	5,916

	Number of Shares	Value
Molina Healthcare, Inc.*	82	$5,673
Universal Health Services, Inc., Class B	45	5,494
		74,545
Hotels, Restaurants & Leisure – 0.9%
Norwegian Cruise Line Holdings Ltd.*	102	5,537
Royal Caribbean Cruises Ltd.	51	5,571
		11,108
Household Durables – 0.8%
CalAtlantic Group, Inc.(a)	149	5,267
Whirlpool Corp.	29	5,557
		10,824
Independent Power and Renewable Electricity Producers – 0.8%
AES Corp.(a)	451	5,011
Calpine Corp.*	402	5,439
		10,450
Insurance – 7.7%
Aflac, Inc.(a)	73	5,671
American International Group, Inc.(a)	83	5,189
Aspen Insurance Holdings Ltd.(a)	109	5,434
Assured Guaranty Ltd.(a)	137	5,718
Chubb Ltd.(a)	37	5,379
CNO Financial Group, Inc.(a)	268	5,596
Everest Re Group Ltd.	22	5,601
Hanover Insurance Group, Inc. (The)	68	6,027
Hartford Financial Services Group, Inc. (The)(a)	107	5,625
Lincoln National Corp.	80	5,406
MetLife, Inc.	106	5,824
Old Republic International Corp.	275	5,371
Prudential Financial, Inc.	51	5,515
Reinsurance Group of America, Inc.	43	5,521
Travelers Cos., Inc. (The)	46	5,820
Unum Group	126	5,875
Validus Holdings Ltd.	104	5,405
XL Group Ltd.	129	5,650
		100,627
Internet & Direct Marketing Retail – 0.4%
Liberty Interactive Corp. QVC Group, Class A*	226	5,546
IT Services – 2.6%
Alliance Data Systems Corp.(a)	22	5,647
CACI International, Inc., Class A*(a)	47	5,877
CoreLogic, Inc.*(a)	122	5,292
DXC Technology Co.	70	5,371
First Data Corp., Class A*(a)	312	5,679
International Business Machines Corp.	35	5,384
		33,250

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Machinery – 2.2%
ITT, Inc.	135	$5,424
Oshkosh Corp.	83	5,717
PACCAR, Inc.	82	5,415
Timken Co. (The)	117	5,411
Trinity Industries, Inc.	218	6,111
		28,078
Media – 0.4%
TEGNA, Inc.	341	4,914
Metals & Mining – 1.6%
Freeport-McMoRan, Inc.*(a)	422	5,068
Reliance Steel & Aluminum Co.	71	5,170
Steel Dynamics, Inc.	150	5,371
United States Steel Corp.	242	5,358
		20,967
Mortgage Real Estate Investment Trusts (REITs) – 3.4%
AGNC Investment Corp.(a)	279	5,940
Annaly Capital Management, Inc.	444	5,350
Blackstone Mortgage Trust, Inc., Class A(a)	171	5,404
Chimera Investment Corp.(a)	275	5,123
MFA Financial, Inc.	693	5,814
New Residential Investment Corp.	334	5,197
Starwood Property Trust, Inc.	259	5,799
Two Harbors Investment Corp.	546	5,411
		44,038
Multiline Retail – 1.3%
Kohl’s Corp.(a)	144	5,568
Macy’s, Inc.	228	5,299
Target Corp.	104	5,438
		16,305
Multi-Utilities – 0.8%
Public Service Enterprise Group, Inc.	122	5,247
SCANA Corp.	77	5,160
		10,407
Oil, Gas & Consumable Fuels – 4.0%
Antero Resources Corp.*(a)	243	5,251
Devon Energy Corp.	169	5,403
Gulfport Energy Corp.*(a)	371	5,472
HollyFrontier Corp.(a)	223	6,126
Marathon Petroleum Corp.	110	5,756
PBF Energy, Inc., Class A	279	6,211
Tesoro Corp.	64	5,990
Valero Energy Corp.	83	5,599
World Fuel Services Corp.(a)	155	5,960
		51,768
Paper & Forest Products – 0.8%
Domtar Corp.	138	5,302

	Number of Shares	Value
Louisiana-Pacific Corp.*	238	$5,738
		11,040
Pharmaceuticals – 1.6%
Endo International plc*(a)	402	4,490
Mallinckrodt plc*	125	5,601
Mylan NV*	135	5,241
Perrigo Co. plc	76	5,740
		21,072
Professional Services – 0.5%
ManpowerGroup, Inc.	54	6,029
Road & Rail – 0.8%
Genesee & Wyoming, Inc., Class A*(a)	76	5,198
Ryder System, Inc.	76	5,470
		10,668
Semiconductors & Semiconductor Equipment – 2.7%
Cirrus Logic, Inc.*	86	5,394
Intel Corp.(a)	154	5,196
Micron Technology, Inc.*	172	5,136
Microsemi Corp.*	107	5,007
ON Semiconductor Corp.*	369	5,181
Qorvo, Inc.*	68	4,306
QUALCOMM, Inc.	100	5,522
		35,742
Software – 0.4%
Nuance Communications, Inc.*	288	5,014
Specialty Retail – 4.5%
American Eagle Outfitters, Inc.(a)	461	5,555
AutoNation, Inc.*(a)	123	5,185
Bed Bath & Beyond, Inc.(a)	145	4,408
Dick’s Sporting Goods, Inc.	137	5,457
Foot Locker, Inc.	110	5,421
GameStop Corp., Class A(a)	228	4,927
Gap, Inc. (The)(a)	229	5,036
Office Depot, Inc.	964	5,437
Signet Jewelers Ltd.	86	5,438
Staples, Inc.	598	6,022
Urban Outfitters, Inc.*	281	5,210
		58,096
Technology Hardware, Storage & Peripherals – 2.4%
Hewlett Packard Enterprise Co.(a)	291	4,828
NCR Corp.*	132	5,391
NetApp, Inc.	135	5,407
Seagate Technology plc	127	4,921
Western Digital Corp.	61	5,405
Xerox Corp.	187	5,372
		31,324
Textiles, Apparel & Luxury Goods – 1.8%
Michael Kors Holdings Ltd.*(a)	154	5,582

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
PVH Corp.	54	$6,183
Ralph Lauren Corp.	78	5,756
Skechers U.S.A., Inc., Class A*	203	5,989
		23,510
Thrifts & Mortgage Finance – 0.9%
MGIC Investment Corp.*	544	6,093
Radian Group, Inc.	325	5,314
		11,407
Trading Companies & Distributors – 1.2%
Air Lease Corp.(a)	145	5,417
United Rentals, Inc.*	46	5,185
WESCO International, Inc.*	83	4,756
		15,358
Total Common Stocks (Cost $1,076,857)		1,096,142
Total Long Positions (Cost $1,076,857)		1,096,142
Short Positions – (83.6)%
Common Stocks – (83.6)%
Aerospace & Defense – (1.3)%
BWX Technologies, Inc.	(118)	(5,753)
Lockheed Martin Corp.	(20)	(5,552)
TransDigm Group, Inc.	(22)	(5,915)
		(17,220)
Air Freight & Logistics – (0.4)%
United Parcel Service, Inc., Class B	(50)	(5,529)
Automobiles – (0.4)%
Tesla, Inc.*	(16)	(5,786)
Beverages – (1.2)%
Brown-Forman Corp., Class B	(103)	(5,006)
Coca-Cola Co. (The)	(117)	(5,248)
Monster Beverage Corp.*	(105)	(5,216)
		(15,470)
Biotechnology – (6.1)%
ACADIA Pharmaceuticals, Inc.*	(209)	(5,829)
Alkermes plc*	(96)	(5,565)
Alnylam Pharmaceuticals, Inc.*	(70)	(5,583)
BioMarin Pharmaceutical, Inc.*	(64)	(5,812)
Incyte Corp.*	(42)	(5,288)
Intercept Pharmaceuticals, Inc.*	(50)	(6,054)
Ionis Pharmaceuticals, Inc.*	(115)	(5,850)
Kite Pharma, Inc.*	(53)	(5,495)
Neurocrine Biosciences, Inc.*	(124)	(5,704)
Portola Pharmaceuticals, Inc.*	(97)	(5,448)
Seattle Genetics, Inc.*	(105)	(5,433)
TESARO, Inc.*	(37)	(5,175)

	Number of Shares	Value
Ultragenyx Pharmaceutical, Inc.*	(101)	$(6,273)
Vertex Pharmaceuticals, Inc.*	(47)	(6,057)
		(79,566)
Building Products – (1.3)%
Allegion plc	(74)	(6,003)
AO Smith Corp.	(97)	(5,464)
Lennox International, Inc.	(30)	(5,509)
		(16,976)
Capital Markets – (3.5)%
CBOE Holdings, Inc.	(62)	(5,667)
Charles Schwab Corp. (The)	(128)	(5,499)
FactSet Research Systems, Inc.	(34)	(5,650)
MarketAxess Holdings, Inc.	(30)	(6,033)
Moody’s Corp.	(45)	(5,476)
MSCI, Inc.	(52)	(5,355)
S&P Global, Inc.	(37)	(5,402)
SEI Investments Co.	(112)	(6,023)
		(45,105)
Chemicals – (3.4)%
Ecolab, Inc.	(40)	(5,310)
FMC Corp.	(71)	(5,186)
International Flavors & Fragrances, Inc.	(43)	(5,805)
NewMarket Corp.	(12)	(5,526)
Scotts Miracle-Gro Co. (The)	(60)	(5,368)
Sensient Technologies Corp.	(68)	(5,476)
Sherwin-Williams Co. (The)	(16)	(5,615)
WR Grace & Co.	(81)	(5,833)
		(44,119)
Commercial Services & Supplies – (1.3)%
Cintas Corp.	(45)	(5,672)
Copart, Inc.*	(182)	(5,786)
Rollins, Inc.	(124)	(5,048)
		(16,506)
Communications Equipment – (0.4)%
Arista Networks, Inc.*	(36)	(5,392)
Construction Materials – (0.5)%
Vulcan Materials Co.	(47)	(5,954)
Distributors – (0.4)%
Pool Corp.	(47)	(5,526)
Diversified Consumer Services – (0.4)%
Bright Horizons Family Solutions, Inc.*	(70)	(5,405)
Electric Utilities – (0.4)%
NextEra Energy, Inc.	(38)	(5,325)
Electrical Equipment – (0.5)%
Rockwell Automation, Inc.	(36)	(5,831)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Electronic Equipment, Instruments & Components – (1.6)%
Amphenol Corp., Class A	(71)	$(5,241)
Cognex Corp.	(59)	(5,009)
National Instruments Corp.	(140)	(5,631)
Universal Display Corp.	(47)	(5,135)
		(21,016)
Energy Equipment & Services – (2.0)%
Core Laboratories NV	(49)	(4,962)
Halliburton Co.	(115)	(4,912)
National Oilwell Varco, Inc.	(162)	(5,336)
Schlumberger Ltd.	(76)	(5,004)
Weatherford International plc*	(1,421)	(5,499)
		(25,713)
Equity Real Estate Investment Trusts (REITs) – (15.9)%
American Tower Corp.	(40)	(5,293)
Apartment Investment & Management Co., Class A	(128)	(5,500)
Boston Properties, Inc.	(43)	(5,290)
CoreSite Realty Corp.	(56)	(5,798)
Crown Castle International Corp.	(52)	(5,209)
CubeSmart	(219)	(5,265)
CyrusOne, Inc.	(95)	(5,296)
DCT Industrial Trust, Inc.	(101)	(5,397)
Digital Realty Trust, Inc.	(48)	(5,422)
Douglas Emmett, Inc.	(147)	(5,617)
Duke Realty Corp.	(186)	(5,199)
EastGroup Properties, Inc.	(66)	(5,531)
Equinix, Inc.	(12)	(5,150)
Equity LifeStyle Properties, Inc.	(63)	(5,439)
Essex Property Trust, Inc.	(21)	(5,403)
Extra Space Storage, Inc.	(76)	(5,928)
Federal Realty Investment Trust	(42)	(5,308)
First Industrial Realty Trust, Inc.	(196)	(5,610)
GGP, Inc.	(245)	(5,772)
HCP, Inc.	(177)	(5,657)
Healthcare Realty Trust, Inc.	(161)	(5,498)
Healthcare Trust of America, Inc., Class A	(180)	(5,600)
Iron Mountain, Inc.	(159)	(5,463)
Lamar Advertising Co., Class A	(76)	(5,591)
Macerich Co. (The)	(88)	(5,109)
Public Storage	(26)	(5,422)
Rayonier, Inc.	(200)	(5,754)
Ryman Hospitality Properties, Inc.	(83)	(5,313)
SBA Communications Corp.*	(39)	(5,261)
Simon Property Group, Inc.	(33)	(5,338)
Sun Communities, Inc.	(62)	(5,437)
Tanger Factory Outlet Centers, Inc.	(205)	(5,326)
Taubman Centers, Inc.	(86)	(5,121)
UDR, Inc.	(138)	(5,378)
Uniti Group, Inc.	(219)	(5,506)

	Number of Shares	Value
Urban Edge Properties	(215)	$(5,102)
Vornado Realty Trust	(56)	(5,258)
Washington REIT	(181)	(5,774)
		(206,335)
Food Products – (1.2)%
Hershey Co. (The)	(46)	(4,939)
Lancaster Colony Corp.	(44)	(5,395)
McCormick & Co., Inc. (Non-Voting)	(51)	(4,973)
		(15,307)
Gas Utilities – (1.2)%
New Jersey Resources Corp.	(127)	(5,042)
ONE Gas, Inc.	(83)	(5,794)
South Jersey Industries, Inc.	(147)	(5,023)
		(15,859)
Health Care Equipment & Supplies – (1.3)%
ABIOMED, Inc.*	(39)	(5,589)
DexCom, Inc.*	(80)	(5,852)
IDEXX Laboratories, Inc.*	(33)	(5,327)
		(16,768)
Health Care Providers & Services – (0.4)%
Chemed Corp.	(27)	(5,522)
Health Care Technology – (1.3)%
athenahealth, Inc.*	(40)	(5,622)
Medidata Solutions, Inc.*	(70)	(5,474)
Veeva Systems, Inc., Class A*	(84)	(5,150)
		(16,246)
Hotels, Restaurants & Leisure – (5.7)%
Chipotle Mexican Grill, Inc.*	(11)	(4,577)
Choice Hotels International, Inc.	(90)	(5,782)
Domino’s Pizza, Inc.	(25)	(5,288)
Dunkin’ Brands Group, Inc.	(92)	(5,071)
Hilton Worldwide Holdings, Inc.	(81)	(5,010)
Jack in the Box, Inc.	(55)	(5,417)
Marriott International, Inc., Class A	(55)	(5,517)
McDonald’s Corp.	(35)	(5,361)
Panera Bread Co., Class A*	(18)	(5,664)
Six Flags Entertainment Corp.	(93)	(5,544)
Starbucks Corp.	(84)	(4,898)
Vail Resorts, Inc.	(25)	(5,071)
Wendy’s Co. (The)	(332)	(5,149)
Yum Brands, Inc.	(75)	(5,532)
		(73,881)
Household Products – (1.3)%
Church & Dwight Co., Inc.	(113)	(5,863)
Clorox Co. (The)	(42)	(5,596)
Colgate-Palmolive Co.	(77)	(5,708)
		(17,167)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Independent Power and Renewable Electricity Producers – (0.4)%
NRG Energy, Inc.	(302)	$(5,200)
Industrial Conglomerates – (0.4)%
3M Co.	(26)	(5,413)
Insurance – (0.4)%
RLI Corp.	(94)	(5,134)
Internet & Direct Marketing Retail – (1.2)%
Amazon.com, Inc.*	(5)	(4,840)
Netflix, Inc.*	(33)	(4,930)
Priceline Group, Inc. (The)*	(3)	(5,612)
		(15,382)
Internet Software & Services – (0.4)%
CoStar Group, Inc.*	(20)	(5,272)
IT Services – (3.7)%
Automatic Data Processing, Inc.	(55)	(5,635)
Broadridge Financial Solutions, Inc.	(71)	(5,365)
Fiserv, Inc.*	(43)	(5,261)
Gartner, Inc.*	(45)	(5,558)
Global Payments, Inc.	(58)	(5,239)
Jack Henry & Associates, Inc.	(51)	(5,297)
Mastercard, Inc., Class A	(43)	(5,222)
Paychex, Inc.	(96)	(5,466)
Visa, Inc., Class A	(56)	(5,252)
		(48,295)
Life Sciences Tools & Services – (0.8)%
Illumina, Inc.*	(33)	(5,726)
Mettler-Toledo International, Inc.*	(9)	(5,297)
		(11,023)
Machinery – (3.4)%
Donaldson Co., Inc.	(111)	(5,055)
Fortive Corp.	(94)	(5,955)
Graco, Inc.	(51)	(5,573)
IDEX Corp.	(49)	(5,537)
Illinois Tool Works, Inc.	(38)	(5,443)
Lincoln Electric Holdings, Inc.	(65)	(5,986)
Toro Co. (The)	(78)	(5,405)
Welbilt, Inc.*	(288)	(5,429)
		(44,383)
Media – (0.8)%
Cable One, Inc.	(7)	(4,976)
Liberty Media Corp-Liberty Formula One, Class C*	(161)	(5,896)
		(10,872)
Metals & Mining – (0.4)%
Royal Gold, Inc.	(70)	(5,472)

	Number of Shares	Value
Multi-Utilities – (1.3)%
CenterPoint Energy, Inc.	(205)	$(5,613)
Dominion Energy, Inc.	(73)	(5,594)
Vectren Corp.	(96)	(5,610)
		(16,817)
Oil, Gas & Consumable Fuels – (2.1)%
Cabot Oil & Gas Corp.	(238)	(5,969)
Cheniere Energy, Inc.*	(119)	(5,797)
EOG Resources, Inc.	(58)	(5,250)
Parsley Energy, Inc., Class A*	(174)	(4,829)
Pioneer Natural Resources Co.	(30)	(4,787)
		(26,632)
Personal Products – (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(57)	(5,471)
Pharmaceuticals – (0.4)%
Medicines Co. (The)*	(135)	(5,131)
Professional Services – (0.5)%
Verisk Analytics, Inc.*	(70)	(5,906)
Road & Rail – (0.4)%
Landstar System, Inc.	(66)	(5,650)
Semiconductors & Semiconductor Equipment – (0.9)%
Advanced Micro Devices, Inc.*	(478)	(5,965)
NVIDIA Corp.	(37)	(5,349)
		(11,314)
Software – (7.7)%
Activision Blizzard, Inc.	(95)	(5,469)
Adobe Systems, Inc.*	(39)	(5,516)
Aspen Technology, Inc.*	(96)	(5,305)
Autodesk, Inc.*	(48)	(4,839)
Blackbaud, Inc.	(65)	(5,574)
CDK Global, Inc.	(87)	(5,399)
Electronic Arts, Inc.*	(47)	(4,969)
Guidewire Software, Inc.*	(80)	(5,497)
Intuit, Inc.	(38)	(5,047)
Manhattan Associates, Inc.*	(108)	(5,191)
Proofpoint, Inc.*	(62)	(5,383)
PTC, Inc.*	(93)	(5,126)
salesforce.com, Inc.*	(59)	(5,109)
ServiceNow, Inc.*	(51)	(5,406)
Splunk, Inc.*	(90)	(5,120)
Take-Two Interactive Software, Inc.*	(70)	(5,137)
Tyler Technologies, Inc.*	(31)	(5,446)
Ultimate Software Group, Inc. (The)*	(24)	(5,041)
Workday, Inc., Class A*	(53)	(5,141)
		(99,715)
Specialty Retail – (1.2)%
Five Below, Inc.*	(105)	(5,184)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Home Depot, Inc. (The)	(35)	$(5,369)
Ulta Beauty, Inc.*	(18)	(5,172)
		(15,725)
Textiles, Apparel & Luxury Goods – (0.9)%
NIKE, Inc., Class B	(101)	(5,959)
Under Armour, Inc., Class C*	(301)	(6,068)
		(12,027)
Tobacco – (0.8)%
Altria Group, Inc.	(71)	(5,287)
Philip Morris International, Inc.	(44)	(5,168)
		(10,455)
Trading Companies & Distributors – (0.4)%
Fastenal Co.	(123)	(5,354)
Water Utilities – (0.9)%
American Water Works Co., Inc.	(73)	(5,690)
Aqua America, Inc.	(176)	(5,861)
		(11,551)
Wireless Telecommunication Services – (0.4)%
T-Mobile US, Inc.*	(88)	(5,335)

	Number of Shares	Value
Total Common Stocks (Proceeds $(1,033,534))		$(1,087,053)
Total Short Positions (Proceeds $(1,033,534))		(1,087,053)
Total Investments — 0.7% (Cost $43,323)		9,089
Other Assets Less Liabilities — 99.3%		1,290,660
Net assets — 100.0%		$1,299,749
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $491,690.

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,270
Aggregate gross unrealized depreciation	(235,499)
Net unrealized depreciation	$(65,229)
Federal income tax cost of investments	$74,318

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
156,607 USD	10/04/2017	Morgan Stanley	1.65%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high “value” rankings(3))	$53,513	—	$53,513
(171,943) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low “value” rankings(3))	0.97%	(21,698)	—	(21,698)
					$31,815		$31,815
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Long Positions – 90.2%
Common Stocks – 90.2%
Aerospace & Defense – 1.3%
Curtiss-Wright Corp.(a)	104	$9,545
Esterline Technologies Corp.*(a)	96	9,101
Teledyne Technologies, Inc.*	70	8,935
		27,581
Airlines – 0.4%
Allegiant Travel Co.(a)	68	9,221
Auto Components – 1.4%
Dana, Inc.(a)	440	9,825
Tenneco, Inc.	166	9,600
Visteon Corp.*	92	9,389
		28,814
Banks – 5.1%
Associated Banc-Corp.(a)	390	9,828
Bank of Hawaii Corp.(a)	120	9,956
BankUnited, Inc.(a)	280	9,439
Cathay General Bancorp	246	9,336
Fulton Financial Corp.	496	9,424
IBERIABANK Corp.(a)	120	9,780
MB Financial, Inc.	226	9,953
TCF Financial Corp.	618	9,851
Texas Capital Bancshares, Inc.*	128	9,907
UMB Financial Corp.	132	9,882
Valley National Bancorp	794	9,377
		106,733
Biotechnology – 3.2%
ACADIA Pharmaceuticals, Inc.*(a)	362	10,096
Bluebird Bio, Inc.*(a)	88	9,244
Intercept Pharmaceuticals, Inc.*(a)	76	9,201
Intrexon Corp.*	386	9,299
Juno Therapeutics, Inc.*(a)	312	9,326
OPKO Health, Inc.*	1,428	9,396
Ultragenyx Pharmaceutical, Inc.*	152	9,441
		66,003
Building Products – 0.5%
Armstrong World Industries, Inc.*(a)	222	10,212
Capital Markets – 1.9%
Federated Investors, Inc., Class B(a)	352	9,944
Legg Mason, Inc.(a)	254	9,693
LPL Financial Holdings, Inc.(a)	240	10,190
Stifel Financial Corp.*	218	10,024
		39,851
Chemicals – 1.8%
Cabot Corp.(a)	178	9,511
Platform Specialty Products Corp.*	750	9,510

	Number of Shares	Value
PolyOne Corp.	248	$9,607
Sensient Technologies Corp.	114	9,180
		37,808
Commercial Services & Supplies – 2.2%
Clean Harbors, Inc.*(a)	158	8,821
Deluxe Corp.(a)	136	9,414
Healthcare Services Group, Inc.(a)	194	9,085
MSA Safety, Inc.	114	9,254
Pitney Bowes, Inc.	622	9,392
		45,966
Communications Equipment – 1.8%
Ciena Corp.*(a)	392	9,808
Finisar Corp.*(a)	378	9,820
NetScout Systems, Inc.*	254	8,738
ViaSat, Inc.*	142	9,400
		37,766
Construction & Engineering – 0.9%
EMCOR Group, Inc.(a)	148	9,676
Valmont Industries, Inc.	64	9,575
		19,251
Containers & Packaging – 1.4%
Graphic Packaging Holding Co.	680	9,370
Owens-Illinois, Inc.*	412	9,855
Silgan Holdings, Inc.	292	9,280
		28,505
Distributors – 0.4%
Pool Corp.	80	9,406
Diversified Consumer Services – 0.9%
Graham Holdings Co., Class B(a)	16	9,595
Grand Canyon Education, Inc.*(a)	120	9,409
		19,004
Electric Utilities – 1.7%
ALLETE, Inc.(a)	128	9,175
IDACORP, Inc.(a)	106	9,047
PNM Resources, Inc.	242	9,257
Portland General Electric Co.	196	8,955
		36,434
Electrical Equipment – 1.4%
EnerSys(a)	124	8,984
Generac Holdings, Inc.*(a)	268	9,683
Regal Beloit Corp.	118	9,623
		28,290
Electronic Equipment, Instruments & Components – 1.4%
Belden, Inc.(a)	126	9,504
Littelfuse, Inc.(a)	58	9,570
Tech Data Corp.*	96	9,696
		28,770

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Energy Equipment & Services – 1.2%
Oceaneering International, Inc.	378	$8,634
Transocean Ltd.*	1,024	8,427
US Silica Holdings, Inc.	246	8,731
		25,792
Equity Real Estate Investment Trusts (REITs) – 10.4%
Brandywine Realty Trust(a)	532	9,326
Columbia Property Trust, Inc.(a)	428	9,579
CoreCivic, Inc.	340	9,377
CoreSite Realty Corp.(a)	88	9,111
Corporate Office Properties Trust	274	9,598
Cousins Properties, Inc.(a)	1,082	9,511
DDR Corp.(a)	1,084	9,832
First Industrial Realty Trust, Inc.(a)	326	9,330
GEO Group, Inc. (The)(a)	308	9,107
LaSalle Hotel Properties(a)	330	9,834
National Health Investors, Inc.	118	9,345
Outfront Media, Inc.	406	9,387
Paramount Group, Inc.	602	9,632
Physicians Realty Trust	464	9,345
Piedmont Office Realty Trust, Inc., Class A	426	8,980
Rayonier, Inc.	330	9,494
Retail Properties of America, Inc., Class A	752	9,182
RLJ Lodging Trust	456	9,061
Ryman Hospitality Properties, Inc.	142	9,089
STORE Capital Corp.	452	10,147
Sunstone Hotel Investors, Inc.	590	9,511
Tanger Factory Outlet Centers, Inc.	356	9,249
Urban Edge Properties	390	9,255
		216,282
Food & Staples Retailing – 0.4%
Sprouts Farmers Market, Inc.*	388	8,796
Food Products – 2.7%
B&G Foods, Inc.(a)	264	9,398
Flowers Foods, Inc.(a)	498	8,620
Hain Celestial Group, Inc. (The)*(a)	264	10,248
Lancaster Colony Corp.(a)	72	8,829
Snyder’s-Lance, Inc.(a)	256	8,863
TreeHouse Foods, Inc.*	120	9,803
		55,761
Gas Utilities – 1.3%
New Jersey Resources Corp.	222	8,814
ONE Gas, Inc.	130	9,075
Southwest Gas Holdings, Inc.	116	8,475
		26,364
Health Care Equipment & Supplies – 0.4%
NuVasive, Inc.*	122	9,384

	Number of Shares	Value
Health Care Providers & Services – 3.3%
Acadia Healthcare Co., Inc.*(a)	190	$9,382
Brookdale Senior Living, Inc.*(a)	696	10,238
Chemed Corp.(a)	46	9,408
HealthSouth Corp.(a)	206	9,971
LifePoint Health, Inc.*	152	10,207
Molina Healthcare, Inc.*	144	9,962
Owens & Minor, Inc.	294	9,464
		68,632
Hotels, Restaurants & Leisure – 4.0%
Brinker International, Inc.(a)	236	8,992
Buffalo Wild Wings, Inc.*(a)	74	9,376
Cheesecake Factory, Inc. (The)(a)	186	9,356
Choice Hotels International, Inc.(a)	142	9,123
Cracker Barrel Old Country Store, Inc.	56	9,366
Hilton Grand Vacations, Inc.*(a)	260	9,375
Jack in the Box, Inc.(a)	88	8,668
Texas Roadhouse, Inc.	194	9,884
Wendy’s Co. (The)	578	8,965
		83,105
Household Durables – 1.3%
CalAtlantic Group, Inc.(a)	258	9,120
Tempur Sealy International, Inc.*	176	9,397
Tupperware Brands Corp.	126	8,849
		27,366
Household Products – 0.4%
Energizer Holdings, Inc.(a)	194	9,316
Insurance – 2.7%
Aspen Insurance Holdings Ltd.(a)	182	9,073
CNO Financial Group, Inc.(a)	456	9,521
Mercury General Corp.	166	8,964
Primerica, Inc.	128	9,696
ProAssurance Corp.	154	9,363
RLI Corp.	168	9,176
		55,793
Internet Software & Services – 0.9%
j2 Global, Inc.(a)	110	9,360
Pandora Media, Inc.*	1,058	9,437
		18,797
IT Services – 3.6%
Conduent, Inc.*(a)	552	8,799
CoreLogic, Inc.*(a)	214	9,283
DST Systems, Inc.(a)	152	9,378
EPAM Systems, Inc.*(a)	112	9,418
Euronet Worldwide, Inc.*(a)	110	9,611
MAXIMUS, Inc.	152	9,520

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Science Applications International Corp.	122	$8,469
Teradata Corp.*	340	10,027
		74,505
Life Sciences Tools & Services – 0.9%
Bio-Techne Corp.	84	9,870
Bruker Corp.(a)	340	9,806
		19,676
Machinery – 2.7%
Crane Co.(a)	120	9,526
ITT, Inc.(a)	244	9,804
Terex Corp.	248	9,300
Timken Co. (The)	202	9,342
Trinity Industries, Inc.	366	10,259
Woodward, Inc.	136	9,191
		57,422
Marine – 0.4%
Kirby Corp.*(a)	140	9,359
Media – 3.2%
AMC Networks, Inc., Class A*(a)	174	9,293
John Wiley & Sons, Inc., Class A(a)	182	9,601
Liberty Global plc LiLAC, Class C*(a)	442	9,463
Lions Gate Entertainment Corp., Class B*(a)	370	9,724
Madison Square Garden Co. (The), Class A*	48	9,451
Regal Entertainment Group, Class A	448	9,166
TEGNA, Inc.	652	9,395
		66,093
Metals & Mining – 0.9%
Compass Minerals International, Inc.(a)	144	9,403
Worthington Industries, Inc.	186	9,341
		18,744
Mortgage Real Estate Investment Trusts (REITs) – 1.8%
Blackstone Mortgage Trust, Inc., Class A(a)	300	9,480
Chimera Investment Corp.(a)	498	9,278
MFA Financial, Inc.	1,120	9,397
Two Harbors Investment Corp.	944	9,355
		37,510
Multi-Utilities – 0.9%
Black Hills Corp.(a)	136	9,176
NorthWestern Corp.	150	9,153
		18,329
Oil, Gas & Consumable Fuels – 3.6%
CONSOL Energy, Inc.*(a)	640	9,561
Gulfport Energy Corp.*(a)	652	9,617
Oasis Petroleum, Inc.*	1,152	9,273
PBF Energy, Inc., Class A	422	9,394
Southwestern Energy Co.*	1,526	9,278

	Number of Shares	Value
Whiting Petroleum Corp.*	1,674	$9,224
World Fuel Services Corp.(a)	264	10,151
WPX Energy, Inc.*	962	9,293
		75,791
Paper & Forest Products – 1.0%
Domtar Corp.	258	9,912
Louisiana-Pacific Corp.*	416	10,030
		19,942
Personal Products – 0.9%
Edgewell Personal Care Co.*(a)	126	9,579
Nu Skin Enterprises, Inc., Class A	148	9,300
		18,879
Pharmaceuticals – 0.9%
Catalent, Inc.*(a)	262	9,196
Medicines Co. (The)*	236	8,971
		18,167
Road & Rail – 1.9%
Avis Budget Group, Inc.*(a)	344	9,381
Genesee & Wyoming, Inc., Class A*(a)	140	9,575
Landstar System, Inc.	114	9,758
Ryder System, Inc.	140	10,077
		38,791
Semiconductors & Semiconductor Equipment – 2.3%
Cirrus Logic, Inc.*(a)	142	8,906
Cree, Inc.*(a)	390	9,614
First Solar, Inc.*(a)	240	9,571
Integrated Device Technology, Inc.*(a)	362	9,336
Versum Materials, Inc.	298	9,685
		47,112
Software – 3.1%
ACI Worldwide, Inc.*(a)	406	9,082
Blackbaud, Inc.(a)	112	9,604
Ellie Mae, Inc.*(a)	84	9,232
Manhattan Associates, Inc.*	198	9,516
Proofpoint, Inc.*	108	9,378
Tableau Software, Inc., Class A*(a)	150	9,191
Verint Systems, Inc.*	230	9,361
		65,364
Specialty Retail – 1.8%
American Eagle Outfitters, Inc.(a)	810	9,760
GameStop Corp., Class A(a)	420	9,076
Murphy USA, Inc.*	136	10,079
Urban Outfitters, Inc.*	492	9,122
		38,037
Textiles, Apparel & Luxury Goods – 1.4%
Carter’s, Inc.(a)	114	10,140

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Skechers U.S.A., Inc., Class A*	318	$9,381
Under Armour, Inc., Class A*	430	9,357
		28,878
Thrifts & Mortgage Finance – 0.5%
Radian Group, Inc.	578	9,450
Trading Companies & Distributors – 1.3%
Air Lease Corp.(a)	252	9,415
MSC Industrial Direct Co., Inc., Class A	112	9,627
WESCO International, Inc.*	152	8,710
		27,752
Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.	326	9,046
Total Common Stocks (Cost $1,759,171)		1,883,850
Total Long Positions (Cost $1,759,171)		1,883,850
Short Positions – (89.7)%
Common Stocks – (89.7)%
Aerospace & Defense – (2.7)%
Boeing Co. (The)	(50)	9,887)
General Dynamics Corp.	(46)	(9,113)
Lockheed Martin Corp.	(34)	(9,439)
Northrop Grumman Corp.	(36)	(9,241)
Raytheon Co.	(56)	(9,043)
United Technologies Corp.	(78)	(9,525)
		(56,248)
Air Freight & Logistics – (1.0)%
FedEx Corp.	(48)	(10,432)
United Parcel Service, Inc., Class B	(88)	(9,732)
		(20,164)
Airlines – (0.9)%
Delta Air Lines, Inc.	(190)	(10,211)
Southwest Airlines Co.	(154)	(9,569)
		(19,780)
Automobiles – (1.4)%
Ford Motor Co.	(838)	(9,377)
General Motors Co.	(274)	(9,571)
Tesla, Inc.*	(28)	(10,125)
		(29,073)
Banks – (4.3)%
Bank of America Corp.	(416)	(10,092)
BB&T Corp.	(222)	(10,081)
Citigroup, Inc.	(154)	(10,300)
JPMorgan Chase & Co.	(112)	(10,237)
M&T Bank Corp.	(60)	(9,717)
PNC Financial Services Group, Inc. (The)	(78)	(9,740)
SunTrust Banks, Inc.	(174)	(9,869)
US Bancorp	(182)	(9,449)

	Number of Shares	Value
Wells Fargo & Co.	(182)	$(10,085)
		(89,570)
Beverages – (1.8)%
Coca-Cola Co. (The)	(204)	(9,149)
Constellation Brands, Inc., Class A	(50)	(9,687)
Monster Beverage Corp.*	(182)	(9,042)
PepsiCo, Inc.	(78)	(9,008)
		(36,886)
Biotechnology – (2.8)%
AbbVie, Inc.	(140)	(10,151)
Amgen, Inc.	(54)	(9,300)
Biogen, Inc.*	(34)	(9,226)
Celgene Corp.*	(72)	(9,351)
Gilead Sciences, Inc.	(142)	(10,051)
Regeneron Pharmaceuticals, Inc.*	(20)	(9,823)
		(57,902)
Building Products – (0.5)%
Johnson Controls International plc	(224)	(9,713)
Capital Markets – (5.2)%
Bank of New York Mellon Corp. (The)	(194)	(9,898)
BlackRock, Inc.	(22)	(9,293)
Charles Schwab Corp. (The)	(238)	(10,225)
CME Group, Inc.	(80)	(10,019)
Franklin Resources, Inc.	(222)	(9,943)
Goldman Sachs Group, Inc. (The)	(44)	(9,764)
Intercontinental Exchange, Inc.	(154)	(10,152)
Morgan Stanley	(224)	(9,981)
S&P Global, Inc.	(64)	(9,343)
State Street Corp.	(112)	(10,050)
TD Ameritrade Holding Corp.	(218)	(9,372)
		(108,040)
Chemicals – (3.2)%
Air Products & Chemicals, Inc.	(66)	(9,442)
Dow Chemical Co. (The)	(150)	(9,461)
Ecolab, Inc.	(72)	(9,558)
LyondellBasell Industries NV, Class A	(116)	(9,789)
PPG Industries, Inc.	(88)	(9,676)
Praxair, Inc.	(70)	(9,279)
Sherwin-Williams Co. (The)	(28)	(9,827)
		(67,032)
Commercial Services & Supplies – (0.9)%
Republic Services, Inc.	(146)	(9,304)
Waste Management, Inc.	(128)	(9,389)
		(18,693)
Communications Equipment – (0.4)%
Cisco Systems, Inc.	(294)	(9,202)
Consumer Finance – (1.9)%
American Express Co.	(120)	(10,109)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Capital One Financial Corp.	(120)	$(9,914)
Discover Financial Services	(158)	(9,826)
Synchrony Financial	(316)	(9,423)
		(39,272)
Containers & Packaging – (0.5)%
International Paper Co.	(174)	(9,850)
Diversified Financial Services – (0.4)%
Berkshire Hathaway, Inc., Class B*	(56)	(9,485)
Diversified Telecommunication Services – (0.4)%
AT&T, Inc.	(240)	(9,055)
Electric Utilities – (3.0)%
American Electric Power Co., Inc.	(132)	(9,170)
Duke Energy Corp.	(108)	(9,028)
Exelon Corp.	(254)	(9,162)
NextEra Energy, Inc.	(68)	(9,529)
PG&E Corp.	(140)	(9,292)
PPL Corp.	(232)	(8,969)
Southern Co. (The)	(180)	(8,618)
		(63,768)
Electrical Equipment – (0.9)%
Eaton Corp. plc	(120)	(9,339)
Emerson Electric Co.	(156)	(9,301)
		(18,640)
Electronic Equipment, Instruments & Components – (1.3)%
Amphenol Corp., Class A	(124)	(9,154)
Corning, Inc.	(318)	(9,556)
TE Connectivity Ltd.	(118)	(9,284)
		(27,994)
Energy Equipment & Services – (0.8)%
Halliburton Co.	(204)	(8,713)
Schlumberger Ltd.	(132)	(8,691)
		(17,404)
Equity Real Estate Investment Trusts (REITs) – (5.4)%
American Tower Corp.	(70)	(9,262)
AvalonBay Communities, Inc.	(48)	(9,224)
Crown Castle International Corp.	(90)	(9,016)
Equinix, Inc.	(22)	(9,442)
Equity Residential	(142)	(9,348)
GGP, Inc.	(406)	(9,565)
Prologis, Inc.	(168)	(9,852)
Public Storage	(44)	(9,175)
Simon Property Group, Inc.	(60)	(9,706)
Ventas, Inc.	(136)	(9,449)
Welltower, Inc.	(126)	(9,431)
Weyerhaeuser Co.	(280)	(9,380)
		(112,850)
Food & Staples Retailing – (2.2)%
Costco Wholesale Corp.	(58)	(9,276)

	Number of Shares	Value
CVS Health Corp.	(120)	$(9,655)
Sysco Corp.	(172)	(8,657)
Walgreens Boots Alliance, Inc.	(112)	(8,770)
Wal-Mart Stores, Inc.	(116)	(8,779)
		(45,137)
Food Products – (2.2)%
Archer-Daniels-Midland Co.	(222)	(9,186)
General Mills, Inc.	(162)	(8,975)
Kellogg Co.	(126)	(8,752)
Kraft Heinz Co. (The)	(102)	(8,735)
Mondelez International, Inc., Class A	(218)	(9,416)
		(45,064)
Health Care Equipment & Supplies – (1.8)%
Abbott Laboratories	(198)	(9,625)
Danaher Corp.	(108)	(9,114)
Medtronic plc	(110)	(9,762)
Stryker Corp.	(64)	(8,882)
		(37,383)
Health Care Providers & Services – (1.4)%
Aetna, Inc.	(66)	(10,021)
McKesson Corp.	(56)	(9,214)
UnitedHealth Group, Inc.	(52)	(9,642)
		(28,877)
Hotels, Restaurants & Leisure – (3.1)%
Carnival Corp.	(142)	(9,311)
Las Vegas Sands Corp.	(158)	(10,094)
Marriott International, Inc., Class A	(86)	(8,627)
McDonald’s Corp.	(62)	(9,496)
Royal Caribbean Cruises Ltd.	(86)	(9,394)
Starbucks Corp.	(146)	(8,513)
Yum Brands, Inc.	(128)	(9,441)
		(64,876)
Household Products – (1.3)%
Colgate-Palmolive Co.	(120)	(8,896)
Kimberly-Clark Corp.	(68)	(8,779)
Procter & Gamble Co. (The)	(104)	(9,064)
		(26,739)
Industrial Conglomerates – (1.8)%
3M Co.	(46)	(9,577)
General Electric Co.	(338)	(9,129)
Honeywell International, Inc.	(72)	(9,597)
Roper Technologies, Inc.	(40)	(9,261)
		(37,564)
Insurance – (4.5)%
Aflac, Inc.	(124)	(9,632)
Allstate Corp. (The)	(108)	(9,552)
American International Group, Inc.	(142)	(8,878)
Aon plc	(70)	(9,307)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Chubb Ltd.	(64)	$(9,304)
Marsh & McLennan Cos., Inc.	(120)	(9,355)
MetLife, Inc.	(184)	(10,109)
Progressive Corp. (The)	(212)	(9,347)
Prudential Financial, Inc.	(88)	(9,516)
Travelers Cos., Inc. (The)	(74)	(9,363)
		(94,363)
Internet & Direct Marketing Retail – (1.2)%
Amazon.com, Inc.*	(10)	(9,680)
Netflix, Inc.*	(56)	(8,367)
Priceline Group, Inc. (The)*	(4)	(7,482)
		(25,529)
Internet Software & Services – (1.3)%
Alphabet, Inc., Class C*	(10)	(9,087)
eBay, Inc.*	(270)	(9,428)
Facebook, Inc., Class A*	(62)	(9,361)
		(27,876)
IT Services – (4.0)%
Accenture plc, Class A	(76)	(9,400)
Automatic Data Processing, Inc.	(90)	(9,221)
Cognizant Technology Solutions Corp., Class A	(138)	(9,163)
Fidelity National Information Services, Inc.	(108)	(9,223)
Fiserv, Inc.*	(76)	(9,298)
International Business Machines Corp.	(60)	(9,230)
Mastercard, Inc., Class A	(76)	(9,230)
PayPal Holdings, Inc.*	(178)	(9,553)
Visa, Inc., Class A	(98)	(9,191)
		(83,509)
Life Sciences Tools & Services – (0.4)%
Thermo Fisher Scientific, Inc.	(54)	(9,421)
Machinery – (2.7)%
Caterpillar, Inc.	(86)	(9,242)
Cummins, Inc.	(58)	(9,409)
Deere & Co.	(76)	(9,393)
Illinois Tool Works, Inc.	(64)	(9,168)
Ingersoll-Rand plc	(104)	(9,504)
PACCAR, Inc.	(148)	(9,774)
		(56,490)
Media – (1.8)%
Charter Communications, Inc., Class A*	(28)	(9,432)
Comcast Corp., Class A	(224)	(8,718)
Twenty-First Century Fox, Inc., Class A	(342)	(9,692)
Walt Disney Co. (The)	(86)	(9,138)
		(36,980)
Metals & Mining – (0.9)%
Newmont Mining Corp.	(270)	(8,745)

	Number of Shares	Value
Nucor Corp.	(158)	$(9,144)
		(17,889)
Multiline Retail – (0.4)%
Target Corp.	(168)	(8,785)
Multi-Utilities – (0.8)%
Dominion Energy, Inc.	(114)	(8,736)
Sempra Energy	(80)	(9,020)
		(17,756)
Oil, Gas & Consumable Fuels – (4.1)%
Chevron Corp.	(90)	(9,390)
ConocoPhillips	(208)	(9,144)
EOG Resources, Inc.	(104)	(9,414)
Exxon Mobil Corp.	(114)	(9,203)
Kinder Morgan, Inc.	(490)	(9,388)
Occidental Petroleum Corp.	(156)	(9,340)
Phillips 66	(122)	(10,088)
Pioneer Natural Resources Co.	(56)	(8,936)
Valero Energy Corp.	(152)	(10,254)
		(85,157)
Pharmaceuticals – (2.7)%
Allergan plc	(38)	(9,237)
Bristol-Myers Squibb Co.	(172)	(9,584)
Eli Lilly & Co.	(116)	(9,547)
Johnson & Johnson	(74)	(9,789)
Merck & Co., Inc.	(142)	(9,101)
Pfizer, Inc.	(284)	(9,540)
		(56,798)
Road & Rail – (1.3)%
CSX Corp.	(172)	(9,384)
Norfolk Southern Corp.	(74)	(9,006)
Union Pacific Corp.	(84)	(9,149)
		(27,539)
Semiconductors & Semiconductor Equipment – (3.4)%
Analog Devices, Inc.	(108)	(8,402)
Applied Materials, Inc.	(226)	(9,336)
Broadcom Ltd.	(38)	(8,856)
Intel Corp.	(262)	(8,840)
Micron Technology, Inc.*	(304)	(9,077)
NVIDIA Corp.	(64)	(9,252)
QUALCOMM, Inc.	(162)	(8,946)
Texas Instruments, Inc.	(110)	(8,462)
		(71,171)
Software – (2.7)%
Activision Blizzard, Inc.	(158)	(9,096)
Adobe Systems, Inc.*	(68)	(9,618)
Intuit, Inc.	(66)	(8,765)
Microsoft Corp.	(132)	(9,099)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Oracle Corp.	(204)	$(10,229)
salesforce.com, Inc.*	(104)	(9,006)
		(55,813)
Specialty Retail – (1.3)%
Home Depot, Inc. (The)	(60)	(9,204)
Lowe’s Cos., Inc.	(118)	(9,149)
TJX Cos., Inc. (The)	(124)	(8,949)
		(27,302)
Technology Hardware, Storage & Peripherals – (1.3)%
Apple, Inc.	(60)	(8,641)
Hewlett Packard Enterprise Co.	(564)	(9,357)
HP, Inc.	(492)	(8,600)
		(26,598)
Textiles, Apparel & Luxury Goods – (0.5)%
NIKE, Inc., Class B	(174)	(10,266)
Tobacco – (0.9)%
Altria Group, Inc.	(124)	(9,234)
Philip Morris International, Inc.	(76)	(8,926)
		(18,160)

	Number of Shares	Value
Total Common Stocks (Proceeds $(1,671,711))		$(1,873,663)
Total Short Positions (Proceeds $(1,671,711))		(1,873,663)
Total Investments – 0.5% (Cost $87,460)		10,187
Other Assets Less Liabilities – 99.5%		2,077,451
Net assets – 100.0%		$2,087,638
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $893,017.

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$279,622
Aggregate gross unrealized depreciation	(529,096)
Net unrealized depreciation	$(249,474)
Federal income tax cost of investments	$259,661

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged		Net Amount(2)
169,903 USD	10/04/2017	Morgan Stanley	1.65%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small-cap companies(3))	$41,578	—		$41,578
(170,423) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(3))	0.97%	(40,316)	$10,000	(4)	(30,316)
					$1,262			$11,262
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.
(4)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. Generally Accepted Accounting Principles (“GAAP”), the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Long Positions – 88.8%
Common Stocks – 88.8%
Aerospace & Defense – 2.2%
Hexcel Corp.(a)	840	$44,343
Lockheed Martin Corp.	160	44,417
Northrop Grumman Corp.	170	43,641
Raytheon Co.	270	43,600
Spirit AeroSystems Holdings, Inc., Class A	770	44,614
		220,615
Air Freight & Logistics – 0.4%
Expeditors International of Washington, Inc.(a)	790	44,619
Beverages – 2.2%
Constellation Brands, Inc., Class A	230	44,558
Dr Pepper Snapple Group, Inc.(a)	490	44,644
Molson Coors Brewing Co., Class B	510	44,034
Monster Beverage Corp.*	890	44,215
PepsiCo, Inc.	380	43,886
		221,337
Building Products – 0.4%
Lennox International, Inc.	240	44,074
Capital Markets – 0.4%
Lazard Ltd., Class A	960	44,477
Chemicals – 2.2%
Dow Chemical Co. (The)(a)	710	44,780
FMC Corp.(a)	610	44,561
International Flavors & Fragrances, Inc.(a)	330	44,550
Scotts Miracle-Gro Co. (The)	500	44,730
Sensient Technologies Corp.	550	44,291
		222,912
Commercial Services & Supplies – 0.9%
Republic Services, Inc.	700	44,611
Waste Management, Inc.	610	44,743
		89,354
Communications Equipment – 2.2%
CommScope Holding Co., Inc.*(a)	1,170	44,495
F5 Networks, Inc.*(a)	350	44,471
Finisar Corp.*	1,700	44,166
Motorola Solutions, Inc.	510	44,238
Palo Alto Networks, Inc.*	330	44,157
		221,527
Containers & Packaging – 1.8%
AptarGroup, Inc.(a)	510	44,299
Avery Dennison Corp.(a)	500	44,185
Ball Corp.(a)	1,050	44,320
Silgan Holdings, Inc.	1,400	44,492
		177,296

	Number of Shares	Value
Diversified Consumer Services – 0.5%
ServiceMaster Global Holdings, Inc.*	1,140	$44,677
Diversified Telecommunication Services – 0.9%
Verizon Communications, Inc.	1,000	44,660
Zayo Group Holdings, Inc.*	1,440	44,496
		89,156
Electric Utilities – 1.8%
Alliant Energy Corp.	1,100	44,187
Hawaiian Electric Industries, Inc.(a)	1,370	44,360
NextEra Energy, Inc.	320	44,842
Xcel Energy, Inc.	970	44,504
		177,893
Electronic Equipment, Instruments & Components – 1.8%
Amphenol Corp., Class A(a)	600	44,292
Avnet, Inc.	1,140	44,323
IPG Photonics Corp.*	300	43,530
Itron, Inc.*	660	44,715
		176,860
Energy Equipment & Services – 0.9%
Baker Hughes, Inc.(a)	820	44,698
Helmerich & Payne, Inc.(a)	820	44,559
		89,257
Equity Real Estate Investment Trusts (REITs) – 16.9%
American Campus Communities, Inc.(a)	940	44,462
American Tower Corp.(a)	330	43,666
Apartment Investment & Management Co., Class A(a)	1,040	44,689
Apple Hospitality REIT, Inc.(a)	2,380	44,530
AvalonBay Communities, Inc.(a)	230	44,199
Camden Property Trust(a)	520	44,465
Colony NorthStar, Inc., Class A(a)	3,160	44,524
Columbia Property Trust, Inc.(a)	2,000	44,760
CoreSite Realty Corp.(a)	430	44,518
Crown Castle International Corp.(a)	440	44,079
DCT Industrial Trust, Inc.(a)	830	44,355
DDR Corp.	4,930	44,715
Duke Realty Corp.(a)	1,600	44,720
Education Realty Trust, Inc.(a)	1,150	44,562
EPR Properties(a)	620	44,559
Equinix, Inc.(a)	100	42,916
Equity Commonwealth*(a)	1,410	44,556
Equity LifeStyle Properties, Inc.(a)	520	44,897
Equity Residential(a)	670	44,106
Essex Property Trust, Inc.(a)	170	43,736
Federal Realty Investment Trust(a)	350	44,237
Gaming and Leisure Properties, Inc.(a)	1,180	44,451
Healthcare Realty Trust, Inc.(a)	1,300	44,395
Healthcare Trust of America, Inc., Class A(a)	1,430	44,487

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Liberty Property Trust	1,090	$44,374
Life Storage, Inc.	600	44,460
Mid-America Apartment Communities, Inc.	420	44,260
National Health Investors, Inc.	560	44,352
National Retail Properties, Inc.	1,140	44,574
Realty Income Corp.	810	44,696
SBA Communications Corp.*	330	44,517
Senior Housing Properties Trust	2,180	44,559
Spirit Realty Capital, Inc.	6,020	44,608
STORE Capital Corp.	1,980	44,451
Sun Communities, Inc.	510	44,722
UDR, Inc.	1,140	44,426
Ventas, Inc.	640	44,467
Welltower, Inc.(a)	600	44,910
		1,687,960
Food & Staples Retailing – 1.8%
CVS Health Corp.(a)	550	44,253
Kroger Co. (The)	1,900	44,308
Walgreens Boots Alliance, Inc.	570	44,637
Wal-Mart Stores, Inc.	590	44,651
		177,849
Food Products – 4.0%
Archer-Daniels-Midland Co.(a)	1,080	44,690
Bunge Ltd.(a)	600	44,760
Conagra Brands, Inc.(a)	1,240	44,342
Hain Celestial Group, Inc. (The)*(a)	1,140	44,255
Hershey Co. (The)(a)	410	44,022
Hormel Foods Corp.(a)	1,300	44,343
Ingredion, Inc.(a)	370	44,108
McCormick & Co., Inc. (Non-Voting)	450	43,879
Pinnacle Foods, Inc.	750	44,550
		398,949
Gas Utilities – 0.4%
UGI Corp.	920	44,537
Health Care Equipment & Supplies – 3.6%
Baxter International, Inc.(a)	730	44,194
Becton, Dickinson and Co.(a)	230	44,875
Cooper Cos., Inc. (The)(a)	190	45,490
Hill-Rom Holdings, Inc.(a)	560	44,582
Hologic, Inc.*(a)	980	44,472
Intuitive Surgical, Inc.*	50	46,768
Medtronic plc	500	44,375
Stryker Corp.	320	44,410
		359,166
Health Care Providers & Services – 3.1%
Centene Corp.*(a)	550	43,934
HCA Healthcare, Inc.*(a)	510	44,472
HealthSouth Corp.(a)	920	44,528
LifePoint Health, Inc.*	660	44,319

	Number of Shares	Value
Molina Healthcare, Inc.*	640	$44,275
Universal Health Services, Inc., Class B	360	43,949
WellCare Health Plans, Inc.*	250	44,890
		310,367
Hotels, Restaurants & Leisure – 4.0%
Aramark(a)	1,080	44,258
Chipotle Mexican Grill, Inc.*(a)	110	45,771
Darden Restaurants, Inc.(a)	490	44,316
Domino’s Pizza, Inc.(a)	210	44,421
Hilton Worldwide Holdings, Inc.(a)	720	44,532
Las Vegas Sands Corp.	690	44,084
McDonald’s Corp.	290	44,416
Six Flags Entertainment Corp.	750	44,708
Wynn Resorts Ltd.	330	44,260
		400,766
Household Products – 1.3%
Colgate-Palmolive Co.	600	44,478
Procter & Gamble Co. (The)	510	44,447
Spectrum Brands Holdings, Inc.	360	45,014
		133,939
Industrial Conglomerates – 0.4%
3M Co.	210	43,720
Insurance – 1.8%
Everest Re Group Ltd.	170	43,280
RenaissanceRe Holdings Ltd.	320	44,496
Validus Holdings Ltd.	850	44,174
White Mountains Insurance Group Ltd.	50	43,432
		175,382
Internet & Direct Marketing Retail – 0.9%
Expedia, Inc.(a)	300	44,685
TripAdvisor, Inc.*	1,160	44,312
		88,997
Internet Software & Services – 1.3%
Akamai Technologies, Inc.*(a)	890	44,331
Facebook, Inc., Class A*(a)	290	43,784
GrubHub, Inc.*(a)	1,020	44,472
		132,587
IT Services – 6.7%
Accenture plc, Class A(a)	360	44,525
Amdocs Ltd.(a)	690	44,477
Automatic Data Processing, Inc.(a)	430	44,058
Broadridge Financial Solutions, Inc.(a)	590	44,580
Cognizant Technology Solutions Corp., Class A(a)	670	44,488
CoreLogic, Inc.*(a)	1,020	44,248
DXC Technology Co.(a)	580	44,498
Euronet Worldwide, Inc.*(a)	510	44,559
Fidelity National Information Services, Inc.(a)	520	44,408

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Gartner, Inc.*	360	$44,464
Genpact Ltd.(a)	1,600	44,528
MAXIMUS, Inc.	710	44,467
PayPal Holdings, Inc.*	820	44,009
Vantiv, Inc., Class A*	700	44,338
WEX, Inc.*	430	44,836
		666,483
Life Sciences Tools & Services – 0.9%
Bio-Rad Laboratories, Inc., Class A*(a)	200	45,262
Mettler-Toledo International, Inc.*	80	47,083
		92,345
Machinery – 0.4%
Deere & Co.(a)	360	44,492
Media – 2.2%
AMC Networks, Inc., Class A*(a)	840	44,864
Cable One, Inc.(a)	60	42,654
Interpublic Group of Cos., Inc. (The)(a)	1,810	44,526
Omnicom Group, Inc.	540	44,766
Regal Entertainment Group, Class A	2,180	44,603
		221,413
Metals & Mining – 1.3%
Compass Minerals International, Inc.(a)	680	44,404
Newmont Mining Corp.	1,370	44,374
Royal Gold, Inc.	570	44,557
		133,335
Mortgage Real Estate Investment Trusts (REITs) – 2.7%
AGNC Investment Corp.(a)	2,090	44,496
Annaly Capital Management, Inc.	3,700	44,585
Blackstone Mortgage Trust, Inc., Class A(a)	1,410	44,556
Chimera Investment Corp.(a)	2,390	44,526
Starwood Property Trust, Inc.	1,990	44,556
Two Harbors Investment Corp.	4,490	44,496
		267,215
Multi-Utilities – 2.7%
Ameren Corp.(a)	810	44,283
Consolidated Edison, Inc.(a)	550	44,451
DTE Energy Co.(a)	420	44,432
MDU Resources Group, Inc.	1,700	44,540
Sempra Energy	390	43,972
WEC Energy Group, Inc.	720	44,194
		265,872
Oil, Gas & Consumable Fuels – 3.6%
Apache Corp.(a)	920	44,096
Chevron Corp.(a)	430	44,862
Concho Resources, Inc.*(a)	370	44,966
Continental Resources, Inc.*(a)	1,370	44,292
EOG Resources, Inc.(a)	490	44,355

	Number of Shares	Value
Noble Energy, Inc.	1,560	$44,148
Occidental Petroleum Corp.	740	44,304
Pioneer Natural Resources Co.	280	44,682
		355,705
Pharmaceuticals – 1.3%
Eli Lilly & Co.	540	44,442
Johnson & Johnson	340	44,978
Zoetis, Inc.	710	44,290
		133,710
Professional Services – 1.3%
Equifax, Inc.(a)	320	43,974
IHS Markit Ltd.*(a)	1,010	44,481
Verisk Analytics, Inc.*	530	44,716
		133,171
Road & Rail – 0.4%
Kansas City Southern	420	43,953
Semiconductors & Semiconductor Equipment – 0.4%
KLA-Tencor Corp.	480	43,925
Software – 2.7%
CDK Global, Inc.(a)	720	44,683
Ellie Mae, Inc.*(a)	400	43,964
salesforce.com, Inc.*(a)	510	44,166
Tyler Technologies, Inc.*	250	43,918
Ultimate Software Group, Inc. (The)*	210	44,113
VMware, Inc., Class A*	510	44,589
		265,433
Specialty Retail – 1.8%
AutoZone, Inc.*(a)	80	45,637
Murphy USA, Inc.*	600	44,466
O’Reilly Automotive, Inc.*	200	43,748
Tiffany & Co.	470	44,119
		177,970
Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.	310	44,646
Xerox Corp.	1,540	44,244
		88,890
Tobacco – 0.9%
Altria Group, Inc.	600	44,682
Philip Morris International, Inc.	380	44,631
		89,313
Transportation Infrastructure – 0.5%
Macquarie Infrastructure Corp.	570	44,688
Total Common Stocks (Cost $8,375,149)		8,886,186
Total Long Positions (Cost $8,375,149)		8,886,186

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Short Positions – (87.7)%
Common Stocks – (87.7)%
Aerospace & Defense – (1.8)%
Curtiss-Wright Corp.	(480)	$(44,054)
Esterline Technologies Corp.*	(460)	(43,608)
Huntington Ingalls Industries, Inc.	(240)	(44,679)
Teledyne Technologies, Inc.*	(340)	(43,401)
		(175,742)
Air Freight & Logistics – (0.4)%
XPO Logistics, Inc.*	(680)	(43,948)
Airlines – (0.4)%
JetBlue Airways Corp.*	(1,920)	(43,834)
Auto Components – (1.8)%
BorgWarner, Inc.	(1,040)	(44,054)
Dana, Inc.	(1,960)	(43,767)
Goodyear Tire & Rubber Co. (The)	(1,260)	(44,050)
Tenneco, Inc.	(760)	(43,951)
		(175,822)
Automobiles – (2.2)%
Ford Motor Co.	(3,920)	(43,865)
General Motors Co.	(1,260)	(44,012)
Harley-Davidson, Inc.	(810)	(43,756)
Tesla, Inc.*	(120)	(43,393)
Thor Industries, Inc.	(420)	(43,898)
		(218,924)
Banks – (11.0)%
BancorpSouth, Inc.	(1,440)	(43,920)
Bank of America Corp.	(1,810)	(43,911)
Bank of the Ozarks, Inc.	(930)	(43,589)
BankUnited, Inc.	(1,300)	(43,823)
Cathay General Bancorp	(1,160)	(44,022)
Citigroup, Inc.	(660)	(44,141)
Comerica, Inc.	(600)	(43,944)
East West Bancorp, Inc.	(750)	(43,935)
First Financial Bankshares, Inc.	(990)	(43,758)
First Horizon National Corp.	(2,520)	(43,898)
Fulton Financial Corp.	(2,320)	(44,080)
Glacier Bancorp, Inc.	(1,210)	(44,298)
Hancock Holding Co.	(900)	(44,100)
Huntington Bancshares, Inc.	(3,240)	(43,805)
MB Financial, Inc.	(1,000)	(44,040)
PacWest Bancorp	(940)	(43,898)
Popular, Inc.	(1,060)	(44,213)
Prosperity Bancshares, Inc.	(680)	(43,683)
Regions Financial Corp.	(3,000)	(43,920)
SVB Financial Group*	(250)	(43,947)
TCF Financial Corp.	(2,760)	(43,994)
Texas Capital Bancshares, Inc.*	(570)	(44,118)

	Number of Shares	Value
United Bankshares, Inc.	(1,130)	$(44,296)
Webster Financial Corp.	(840)	(43,865)
Western Alliance Bancorp*	(890)	(43,788)
		(1,098,986)
Biotechnology – (6.1)%
ACADIA Pharmaceuticals, Inc.*	(1,570)	(43,787)
Alnylam Pharmaceuticals, Inc.*	(550)	(43,868)
BioMarin Pharmaceutical, Inc.*	(490)	(44,502)
Bluebird Bio, Inc.*	(420)	(44,121)
Incyte Corp.*	(350)	(44,068)
Ionis Pharmaceuticals, Inc.*	(860)	(43,748)
Juno Therapeutics, Inc.*	(1,460)	(43,639)
Kite Pharma, Inc.*	(420)	(43,541)
Neurocrine Biosciences, Inc.*	(950)	(43,700)
Regeneron Pharmaceuticals, Inc.*	(90)	(44,203)
Seattle Genetics, Inc.*	(840)	(43,462)
TESARO, Inc.*	(310)	(43,357)
Ultragenyx Pharmaceutical, Inc.*	(710)	(44,098)
Vertex Pharmaceuticals, Inc.*	(340)	(43,816)
		(613,910)
Building Products – (1.3)%
Masco Corp.	(1,140)	(43,560)
Owens Corning	(660)	(44,167)
USG Corp.*	(1,510)	(43,820)
		(131,547)
Capital Markets – (5.7)%
Ameriprise Financial, Inc.	(340)	(43,279)
Charles Schwab Corp. (The)	(1,020)	(43,819)
E*TRADE Financial Corp.*	(1,160)	(44,115)
Eaton Vance Corp.	(930)	(44,008)
Federated Investors, Inc., Class B	(1,570)	(44,352)
Franklin Resources, Inc.	(980)	(43,894)
Goldman Sachs Group, Inc. (The)	(200)	(44,380)
Invesco Ltd.	(1,250)	(43,987)
Janus Henderson Group plc*	(1,330)	(44,036)
Legg Mason, Inc.	(1,160)	(44,266)
Morgan Stanley	(990)	(44,114)
Stifel Financial Corp.*	(960)	(44,141)
TD Ameritrade Holding Corp.	(1,020)	(43,850)
		(572,241)
Chemicals – (0.9)%
CF Industries Holdings, Inc.	(1,590)	(44,457)
Olin Corp.	(1,430)	(43,300)
		(87,757)
Commercial Services & Supplies – (1.3)%
Deluxe Corp.	(630)	(43,608)
MSA Safety, Inc.	(540)	(43,832)
Pitney Bowes, Inc.	(2,890)	(43,639)
		(131,079)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Communications Equipment – (2.2)%
ARRIS International plc*	(1,560)	$(43,711)
Ciena Corp.*	(1,740)	(43,535)
InterDigital, Inc.	(560)	(43,288)
Lumentum Holdings, Inc.*	(770)	(43,929)
ViaSat, Inc.*	(660)	(43,692)
		(218,155)
Construction & Engineering – (1.8)%
AECOM*	(1,360)	(43,968)
Dycom Industries, Inc.*	(490)	(43,865)
Fluor Corp.	(960)	(43,949)
KBR, Inc.	(2,890)	(43,986)
		(175,768)
Consumer Finance – (1.8)%
Ally Financial, Inc.	(2,100)	(43,890)
Navient Corp.	(2,640)	(43,956)
SLM Corp.*	(3,820)	(43,930)
Synchrony Financial	(1,480)	(44,134)
		(175,910)
Distributors – (0.4)%
LKQ Corp.*	(1,340)	(44,153)
Diversified Consumer Services – (0.4)%
Sotheby’s*	(820)	(44,009)
Diversified Financial Services – (0.4)%
Leucadia National Corp.	(1,680)	(43,949)
Electric Utilities – (1.3)%
ALLETE, Inc.	(610)	(43,725)
IDACORP, Inc.	(510)	(43,528)
PNM Resources, Inc.	(1,150)	(43,988)
		(131,241)
Electrical Equipment – (1.3)%
Eaton Corp. plc	(560)	(43,585)
EnerSys	(600)	(43,470)
Regal Beloit Corp.	(540)	(44,037)
		(131,092)
Electronic Equipment, Instruments & Components – (1.7)%
Belden, Inc.	(580)	(43,749)
Cognex Corp.	(510)	(43,299)
Tech Data Corp.*	(430)	(43,430)
Universal Display Corp.	(400)	(43,700)
		(174,178)
Energy Equipment & Services – (0.9)%
Transocean Ltd.*	(5,330)	(43,866)
Weatherford International plc*	(11,320)	(43,808)
		(87,674)
Equity Real Estate Investment Trusts (REITs) – (1.8)%
CoreCivic, Inc.	(1,590)	(43,852)
GEO Group, Inc. (The)	(1,490)	(44,059)

	Number of Shares	Value
RLJ Lodging Trust	(2,220)	$(44,112)
Weyerhaeuser Co.	(1,310)	(43,885)
		(175,908)
Gas Utilities – (1.8)%
National Fuel Gas Co.	(780)	(43,555)
New Jersey Resources Corp.	(1,100)	(43,670)
ONE Gas, Inc.	(630)	(43,981)
Southwest Gas Holdings, Inc.	(600)	(43,836)
		(175,042)
Health Care Equipment & Supplies – (0.5)%
ABIOMED, Inc.*	(310)	(44,423)
Health Care Providers & Services – (0.4)%
Cardinal Health, Inc.	(560)	(43,635)
Health Care Technology – (0.4)%
Medidata Solutions, Inc.*	(560)	(43,792)
Hotels, Restaurants & Leisure – (2.2)%
Marriott Vacations Worldwide Corp.	(370)	(43,568)
Norwegian Cruise Line Holdings Ltd.*	(810)	(43,975)
Royal Caribbean Cruises Ltd.	(400)	(43,692)
Wyndham Worldwide Corp.	(440)	(44,180)
Yum Brands, Inc.	(590)	(43,518)
		(218,933)
Household Durables – (0.9)%
Tempur Sealy International, Inc.*	(820)	(43,780)
Whirlpool Corp.	(230)	(44,072)
		(87,852)
Independent Power and Renewable Electricity Producers – (0.9)%
Calpine Corp.*	(3,250)	(43,973)
NRG Energy, Inc.	(2,550)	(43,911)
		(87,884)
Insurance – (0.9)%
Lincoln National Corp.	(650)	(43,927)
Primerica, Inc.	(580)	(43,935)
		(87,862)
Internet & Direct Marketing Retail – (0.9)%
Groupon, Inc.*	(11,550)	(44,352)
Liberty Interactive Corp. QVC Group, Class A*	(1,790)	(43,927)
		(88,279)
Internet Software & Services – (0.4)%
Twitter, Inc.*	(2,450)	(43,782)
IT Services – (1.8)%
Alliance Data Systems Corp.	(170)	(43,637)
CACI International, Inc., Class A*	(350)	(43,768)
First Data Corp., Class A*	(2,410)	(43,862)
Sabre Corp.	(2,010)	(43,758)
		(175,025)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Leisure Products – (0.9)%
Brunswick Corp.	(700)	$(43,911)
Polaris Industries, Inc.	(470)	(43,348)
		(87,259)
Machinery – (2.6)%
ITT, Inc.	(1,090)	(43,796)
Kennametal, Inc.	(1,170)	(43,781)
Lincoln Electric Holdings, Inc.	(480)	(44,203)
Terex Corp.	(1,160)	(43,500)
Timken Co. (The)	(950)	(43,938)
Trinity Industries, Inc.	(1,560)	(43,727)
		(262,945)
Media – (2.2)%
Charter Communications, Inc., Class A*	(130)	(43,790)
Discovery Communications, Inc., Class C*	(1,750)	(44,118)
New York Times Co. (The), Class A	(2,500)	(44,250)
Sinclair Broadcast Group, Inc., Class A	(1,340)	(44,086)
TEGNA, Inc.	(3,060)	(44,095)
		(220,339)
Metals & Mining – (2.6)%
Alcoa Corp.	(1,340)	(43,751)
Freeport-McMoRan, Inc.*	(3,640)	(43,716)
Nucor Corp.	(760)	(43,981)
Steel Dynamics, Inc.	(1,230)	(44,046)
United States Steel Corp.	(1,970)	(43,616)
Worthington Industries, Inc.	(870)	(43,692)
		(262,802)
Multiline Retail – (0.9)%
Kohl’s Corp.	(1,130)	(43,697)
Nordstrom, Inc.	(920)	(44,004)
		(87,701)
Oil, Gas & Consumable Fuels – (3.1)%
Cheniere Energy, Inc.*	(900)	(43,839)
Energen Corp.*	(890)	(43,939)
Hess Corp.	(1,000)	(43,870)
HollyFrontier Corp.	(1,590)	(43,677)
Marathon Petroleum Corp.	(840)	(43,957)
QEP Resources, Inc.*	(4,330)	(43,733)
Southwestern Energy Co.*	(7,120)	(43,290)
		(306,305)
Personal Products – (0.4)%
Edgewell Personal Care Co.*	(580)	(44,092)
Pharmaceuticals – (1.8)%
Catalent, Inc.*	(1,250)	(43,875)
Endo International plc*	(3,910)	(43,675)
Jazz Pharmaceuticals plc*	(280)	(43,540)
Mallinckrodt plc*	(980)	(43,914)
		(175,004)

	Number of Shares	Value
Professional Services – (0.4)%
Robert Half International, Inc.	(910)	$(43,616)
Real Estate Management & Development – (0.4)%
Jones Lang LaSalle, Inc.	(350)	(43,750)
Road & Rail – (1.3)%
Genesee & Wyoming, Inc., Class A*	(640)	(43,769)
Norfolk Southern Corp.	(360)	(43,812)
Ryder System, Inc.	(610)	(43,908)
		(131,489)
Semiconductors & Semiconductor Equipment – (2.6)%
Advanced Micro Devices, Inc.*	(3,500)	(43,680)
Cavium, Inc.*	(700)	(43,491)
Cypress Semiconductor Corp.	(3,200)	(43,680)
First Solar, Inc.*	(1,090)	(43,469)
Integrated Device Technology, Inc.*	(1,690)	(43,585)
NVIDIA Corp.	(300)	(43,368)
		(261,273)
Software – (2.2)%
ACI Worldwide, Inc.*	(1,950)	(43,621)
Autodesk, Inc.*	(430)	(43,353)
Blackbaud, Inc.	(510)	(43,732)
FireEye, Inc.*	(2,880)	(43,805)
Proofpoint, Inc.*	(500)	(43,415)
		(217,926)
Specialty Retail – (4.0)%
American Eagle Outfitters, Inc.	(3,620)	(43,621)
AutoNation, Inc.*	(1,040)	(43,847)
Bed Bath & Beyond, Inc.	(1,450)	(44,080)
Burlington Stores, Inc.*	(480)	(44,155)
CarMax, Inc.*	(700)	(44,142)
GameStop Corp., Class A	(2,030)	(43,868)
Lithia Motors, Inc., Class A	(470)	(44,288)
Staples, Inc.	(4,370)	(44,006)
Urban Outfitters, Inc.*	(2,360)	(43,754)
		(395,761)
Technology Hardware, Storage & Peripherals – (0.9)%
NCR Corp.*	(1,070)	(43,699)
Seagate Technology plc	(1,130)	(43,787)
		(87,486)
Textiles, Apparel & Luxury Goods – (1.3)%
Lululemon Athletica, Inc.*	(740)	(44,156)
Under Armour, Inc., Class C*	(2,170)	(43,747)
Wolverine World Wide, Inc.	(1,570)	(43,976)
		(131,879)
Trading Companies & Distributors – (1.3)%
HD Supply Holdings, Inc.*	(1,430)	(43,801)
United Rentals, Inc.*	(390)	(43,957)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
WESCO International, Inc.*	(770)	$(44,121)
		(131,879)
Water Utilities – (0.4)%
Aqua America, Inc.	(1,310)	(43,623)
Wireless Telecommunication Services – (0.4)%
Sprint Corp.*	(5,330)	(43,759)
Total Common Stocks (Proceeds $(8,719,808))		(8,771,224)
Total Short Positions (Proceeds $(8,719,808))		(8,771,224)
Total Investments — 1.1% (Cost $(344,659)		114,962
Other Assets Less Liabilities — 98.9%		9,885,019
Net assets — 100.0%		$9,999,981
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $4,297,039.

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,113,511
Aggregate gross unrealized depreciation	(1,159,507)
Net unrealized depreciation	$(45,996)
Federal income tax cost of investments	$160,958

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged		Net Amount(2)
893,575 USD	10/04/2017	Morgan Stanley	1.64%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(3))	$192,037	—		$192,037
(1,074,321) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(3))	0.97%	(118,753)	$118,753	(4)	—
					$73,284			$192,037
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.
(4)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. GAAP, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Long Positions – 98.1%
Common Stocks – 83.2%
Automobiles – 1.9%
Ford Motor Co.	9,981	$111,688
General Motors Co.	3,213	112,230
		223,918
Banks – 4.9%
FNB Corp.	7,902	111,892
PacWest Bancorp	2,394	111,800
People’s United Financial, Inc.	6,345	112,053
Umpqua Holdings Corp.	6,093	111,867
Valley National Bancorp	9,468	111,817
		559,429
Biotechnology – 1.0%
AbbVie, Inc.(a)	1,539	111,593
Capital Markets – 2.9%
Ares Capital Corp.(a)	6,840	112,039
BGC Partners, Inc., Class A(a)	8,901	112,509
Moelis & Co., Class A	2,880	111,888
		336,436
Chemicals – 1.0%
CF Industries Holdings, Inc.(a)	4,041	112,986
Communications Equipment – 1.0%
Cisco Systems, Inc.	3,564	111,553
Consumer Finance – 1.0%
Navient Corp.	6,714	111,788
Containers & Packaging – 1.0%
International Paper Co.	1,980	112,088
Diversified Consumer Services – 1.0%
H&R Block, Inc.	3,600	111,276
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	2,970	112,058
CenturyLink, Inc.(a)	4,671	111,544
Verizon Communications, Inc.	2,511	112,141
		335,743
Electric Utilities – 9.8%
American Electric Power Co., Inc.(a)	1,611	111,916
Duke Energy Corp.(a)	1,341	112,094
Entergy Corp.	1,458	111,931
Exelon Corp.	3,096	111,673
FirstEnergy Corp.	3,825	111,537
Great Plains Energy, Inc.	3,825	111,996
Hawaiian Electric Industries, Inc.	3,456	111,905
OGE Energy Corp.	3,204	111,467
PPL Corp.	2,889	111,689

	Number of Shares	Value
Southern Co. (The)	2,331	$111,608
		1,117,816
Energy Equipment & Services – 1.0%
Helmerich & Payne, Inc.	2,052	111,506
Equity Real Estate Investment Trusts (REITs) – 10.8%
Apple Hospitality REIT, Inc.	5,994	112,148
EPR Properties(a)	1,557	111,901
GEO Group, Inc. (The)	3,808	112,588
Hospitality Properties Trust	3,834	111,761
Kimco Realty Corp.	6,165	113,128
LaSalle Hotel Properties	3,744	111,571
Omega Healthcare Investors, Inc.	3,402	112,334
Senior Housing Properties Trust	5,481	112,032
Spirit Realty Capital, Inc.	15,147	112,239
STORE Capital Corp.	4,986	111,936
WP Carey, Inc.	1,701	112,283
		1,233,921
Food Products – 1.0%
General Mills, Inc.	2,016	111,686
Hotels, Restaurants & Leisure – 1.9%
Las Vegas Sands Corp.	1,746	111,552
Six Flags Entertainment Corp.	1,881	112,126
		223,678
Household Durables – 1.0%
Tupperware Brands Corp.	1,584	111,244
Independent Power and Renewable Electricity Producers – 1.0%
AES Corp.(a)	10,044	111,589
Industrial Conglomerates – 1.0%
General Electric Co.	4,149	112,065
Insurance – 1.0%
Old Republic International Corp.	5,733	111,966
IT Services – 1.9%
International Business Machines Corp.	729	112,142
Western Union Co. (The)	5,868	111,785
		223,927
Leisure Products – 1.0%
Mattel, Inc.	5,202	111,999
Media – 1.0%
Regal Entertainment Group, Class A	5,481	112,141
Mortgage Real Estate Investment Trusts (REITs) – 3.9%
Annaly Capital Management, Inc.	9,315	112,246
Chimera Investment Corp.(a)	6,030	112,339
MFA Financial, Inc.	13,320	111,755
Starwood Property Trust, Inc.	5,004	112,039
		448,379

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Multiline Retail – 2.9%
Kohl’s Corp.	2,889	$111,718
Macy’s, Inc.	4,824	112,110
Target Corp.	2,142	112,005
		335,833
Multi-Utilities – 5.8%
CenterPoint Energy, Inc.(a)	4,077	111,628
Consolidated Edison, Inc.(a)	1,386	112,016
Dominion Energy, Inc.(a)	1,458	111,727
Public Service Enterprise Group, Inc.	2,592	111,482
SCANA Corp.	1,665	111,572
WEC Energy Group, Inc.	1,827	112,141
		670,566
Oil, Gas & Consumable Fuels – 7.9%
Chevron Corp.(a)	1,071	111,737
Exxon Mobil Corp.	1,386	111,892
HollyFrontier Corp.	4,059	111,501
Occidental Petroleum Corp.	1,863	111,538
ONEOK, Inc.	2,304	120,177
Phillips 66	1,350	111,631
Targa Resources Corp.	2,502	113,090
Valero Energy Corp.	1,656	111,714
		903,280
Personal Products – 1.0%
Coty, Inc., Class A	5,949	111,603
Pharmaceuticals – 1.0%
Pfizer, Inc.	3,330	111,855
Semiconductors & Semiconductor Equipment – 1.9%
Cypress Semiconductor Corp.(a)	8,145	111,179
QUALCOMM, Inc.	2,016	111,324
		222,503
Software – 1.0%
CA, Inc.	3,231	111,373
Specialty Retail – 2.9%
Gap, Inc. (The)	5,067	111,423
L Brands, Inc.	2,052	110,582
Staples, Inc.	11,124	112,019
		334,024
Technology Hardware, Storage & Peripherals – 1.0%
Xerox Corp.	3,870	111,185
Tobacco – 1.9%
Altria Group, Inc.	1,503	111,929
Philip Morris International, Inc.	954	112,047
		223,976

	Number of Shares	Value
Transportation Infrastructure – 1.0%
Macquarie Infrastructure Corp.	1,440	$112,896
Total Common Stocks (Cost $9,490,835)		9,517,821
Master Limited Partnerships – 14.9%
Gas Utilities – 0.9%
AmeriGas Partners LP	2,466	111,389
Industrial Conglomerates – 1.0%
Icahn Enterprises LP	2,205	113,910
Oil, Gas & Consumable Fuels – 13.0%
Buckeye Partners LP(a)	1,764	112,773
DCP Midstream LP	3,339	112,958
Energy Transfer Equity LP(a)	6,273	112,663
Energy Transfer Partners LP	5,526	112,675
EnLink Midstream Partners LP(a)	6,651	112,801
Genesis Energy LP	3,573	113,371
MPLX LP	3,375	112,725
NuStar Energy LP	2,412	112,472
ONEOK Partners LP	2,349	119,964
Sunoco LP	3,672	112,400
Tallgrass Energy Partners LP	2,259	113,153
TC PipeLines LP	2,052	112,860
Tesoro Logistics LP	2,187	113,046
		1,473,861
Total Master Limited Partnerships (Cost $1,736,586)		1,699,160
Total Long Positions (Cost $11,227,421)		11,216,981
Short Positions – (48.9)%
Common Stocks – (46.7)%
Airlines – (0.5)%
JetBlue Airways Corp.*	(1,224)	(27,944)
United Continental Holdings, Inc.*	(369)	(27,767)
		(55,711)
Automobiles – (0.3)%
Tesla, Inc.*	(81)	(29,290)
Banks – (3.4)%
Bank of America Corp.	(1,161)	(28,166)
Citigroup, Inc.	(414)	(27,688)
Comerica, Inc.	(387)	(28,344)
First Citizens BancShares, Inc., Class A	(72)	(26,834)
First Republic Bank	(279)	(27,928)
Pinnacle Financial Partners, Inc.	(450)	(28,276)
Signature Bank*	(198)	(28,419)
Sterling Bancorp	(1,206)	(28,040)
SVB Financial Group*	(162)	(28,478)
Synovus Financial Corp.	(630)	(27,871)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Texas Capital Bancshares, Inc.*	(360)	$(27,864)
Western Alliance Bancorp*	(567)	(27,896)
Wintrust Financial Corp.	(369)	(28,206)
Zions Bancorp	(639)	(28,059)
		(392,069)
Beverages – (0.2)%
Monster Beverage Corp.*	(558)	(27,721)
Capital Markets – (3.4)%
Affiliated Managers Group, Inc.	(171)	(28,362)
CBOE Holdings, Inc.	(306)	(27,969)
Charles Schwab Corp. (The)	(648)	(27,838)
E*TRADE Financial Corp.*	(738)	(28,066)
FactSet Research Systems, Inc.	(171)	(28,417)
Goldman Sachs Group, Inc. (The)	(126)	(27,959)
Interactive Brokers Group, Inc., Class A	(756)	(28,290)
Intercontinental Exchange, Inc.	(423)	(27,884)
MarketAxess Holdings, Inc.	(144)	(28,958)
Morningstar, Inc.	(360)	(28,203)
MSCI, Inc.	(270)	(27,807)
Raymond James Financial, Inc.	(351)	(28,157)
S&P Global, Inc.	(189)	(27,592)
Stifel Financial Corp.*	(612)	(28,140)
		(393,642)
Chemicals – (0.2)%
Platform Specialty Products Corp.*	(2,196)	(27,845)
Consumer Finance – (0.2)%
SLM Corp.*	(2,430)	(27,945)
Containers & Packaging – (0.5)%
Berry Global Group, Inc.*	(495)	(28,220)
Crown Holdings, Inc.*	(468)	(27,921)
		(56,141)
Distributors – (0.3)%
LKQ Corp.*	(855)	(28,172)
Diversified Consumer Services – (0.5)%
Bright Horizons Family Solutions, Inc.*	(360)	(27,796)
ServiceMaster Global Holdings, Inc.*	(711)	(27,864)
		(55,660)
Diversified Financial Services – (0.7)%
Berkshire Hathaway, Inc., Class B*	(162)	(27,438)
Leucadia National Corp.	(1,071)	(28,017)
Voya Financial, Inc.	(765)	(28,221)
		(83,676)
Diversified Telecommunication Services – (1.0)%
Level 3 Communications, Inc.*	(945)	(56,039)
Zayo Group Holdings, Inc.*	(1,809)	(55,898)
		(111,937)

	Number of Shares	Value
Electric Utilities – (3.1)%
ALLETE, Inc.	(414)	$(29,676)
Alliant Energy Corp.	(738)	(29,645)
Edison International	(378)	(29,556)
Eversource Energy	(486)	(29,505)
IDACORP, Inc.	(351)	(29,958)
NextEra Energy, Inc.	(216)	(30,268)
PG&E Corp.	(450)	(29,866)
Pinnacle West Capital Corp.	(351)	(29,891)
PNM Resources, Inc.	(774)	(29,606)
Portland General Electric Co.	(648)	(29,607)
Westar Energy, Inc.	(558)	(29,585)
Xcel Energy, Inc.	(648)	(29,730)
		(356,893)
Energy Equipment & Services – (1.0)%
Baker Hughes, Inc.	(513)	(27,964)
Halliburton Co.	(657)	(28,061)
National Oilwell Varco, Inc.	(846)	(27,867)
Patterson-UTI Energy, Inc.	(1,386)	(27,983)
		(111,875)
Equity Real Estate Investment Trusts (REITs) – (1.0)%
American Homes 4 Rent, Class A	(1,242)	(28,032)
Equity Commonwealth*	(891)	(28,156)
Forest City Realty Trust, Inc., Class A	(1,161)	(28,061)
SBA Communications Corp.*	(207)	(27,924)
		(112,173)
Food & Staples Retailing – (0.2)%
US Foods Holding Corp.*	(1,026)	(27,928)
Food Products – (1.0)%
Blue Buffalo Pet Products, Inc.*	(1,224)	(27,920)
Hain Celestial Group, Inc. (The)*	(720)	(27,950)
Post Holdings, Inc.*	(360)	(27,954)
TreeHouse Foods, Inc.*	(342)	(27,938)
		(111,762)
Gas Utilities – (2.1)%
Atmos Energy Corp.	(360)	(29,862)
National Fuel Gas Co.	(531)	(29,651)
New Jersey Resources Corp.	(747)	(29,656)
ONE Gas, Inc.	(423)	(29,530)
Southwest Gas Holdings, Inc.	(405)	(29,589)
Spire, Inc.	(423)	(29,504)
UGI Corp.	(612)	(29,627)
WGL Holdings, Inc.	(351)	(29,284)
		(236,703)
Health Care Equipment & Supplies – (0.5)%
Boston Scientific Corp.*	(1,008)	(27,942)
Intuitive Surgical, Inc.*	(27)	(25,255)
		(53,197)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Health Care Providers & Services – (0.5)%
Express Scripts Holding Co.*	(441)	$(28,153)
HCA Healthcare, Inc.*	(324)	(28,253)
		(56,406)
Hotels, Restaurants & Leisure – (1.0)%
Chipotle Mexican Grill, Inc.*	(63)	(26,214)
Hyatt Hotels Corp., Class A*	(495)	(27,824)
Panera Bread Co., Class A*	(90)	(28,318)
Yum China Holdings, Inc.*	(711)	(28,035)
		(110,391)
Household Durables – (0.4)%
Mohawk Industries, Inc.*	(117)	(28,278)
NVR, Inc.*	(9)	(21,695)
		(49,973)
Household Products – (0.2)%
HRG Group, Inc.*	(1,575)	(27,893)
Independent Power and Renewable Electricity Producers – (0.8)%
Calpine Corp.*	(2,187)	(29,590)
NRG Energy, Inc.	(1,719)	(29,601)
Vistra Energy Corp.	(1,773)	(29,769)
		(88,960)
Insurance – (1.9)%
Alleghany Corp.*	(45)	(26,766)
American Financial Group, Inc.	(279)	(27,724)
Brown & Brown, Inc.	(648)	(27,909)
Loews Corp.	(603)	(28,227)
Markel Corp.*	(27)	(26,348)
Primerica, Inc.	(369)	(27,952)
Reinsurance Group of America, Inc.	(216)	(27,732)
Torchmark Corp.	(369)	(28,229)
		(220,887)
Internet & Direct Marketing Retail – (1.0)%
Amazon.com, Inc.*	(27)	(26,136)
Netflix, Inc.*	(189)	(28,239)
Priceline Group, Inc. (The)*	(18)	(33,669)
TripAdvisor, Inc.*	(729)	(27,848)
		(115,892)
Internet Software & Services – (1.0)%
Alphabet, Inc., Class A*	(27)	(25,102)
Altaba, Inc.*	(513)	(27,948)
eBay, Inc.*	(801)	(27,971)
Facebook, Inc., Class A*	(189)	(28,535)
		(109,556)
IT Services – (0.5)%
Fiserv, Inc.*	(225)	(27,526)

	Number of Shares	Value
PayPal Holdings, Inc.*	(522)	$(28,016)
		(55,542)
Machinery – (0.3)%
Middleby Corp. (The)*	(234)	(28,433)
Media – (1.7)%
Charter Communications, Inc., Class A*	(81)	(27,285)
Discovery Communications, Inc., Class A*	(1,089)	(28,129)
DISH Network Corp., Class A*	(450)	(28,242)
Liberty Broadband Corp., Class A*	(324)	(27,796)
Liberty Media Corp-Liberty Formula One, Class A*	(801)	(28,059)
Live Nation Entertainment, Inc.*	(801)	(27,915)
Madison Square Garden Co. (The), Class A*	(144)	(28,353)
		(195,779)
Metals & Mining – (0.2)%
Freeport-McMoRan, Inc.*	(2,322)	(27,887)
Multiline Retail – (0.3)%
Dollar Tree, Inc.*	(405)	(28,318)
Multi-Utilities – (2.1)%
Ameren Corp.	(540)	(29,522)
Black Hills Corp.	(441)	(29,754)
CMS Energy Corp.	(639)	(29,553)
DTE Energy Co.	(279)	(29,515)
MDU Resources Group, Inc.	(1,134)	(29,711)
NiSource, Inc.	(1,161)	(29,443)
Sempra Energy	(261)	(29,428)
Vectren Corp.	(504)	(29,454)
		(236,380)
Oil, Gas & Consumable Fuels – (7.8)%
Anadarko Petroleum Corp.	(612)	(27,748)
Antero Resources Corp.*	(1,287)	(27,812)
Apache Corp.	(585)	(28,039)
Cabot Oil & Gas Corp.	(1,107)	(27,764)
Cheniere Energy, Inc.*	(567)	(27,619)
Chesapeake Energy Corp.*	(5,607)	(27,867)
Cimarex Energy Co.	(297)	(27,921)
Concho Resources, Inc.*	(234)	(28,438)
ConocoPhillips	(639)	(28,090)
CONSOL Energy, Inc.*	(1,863)	(27,833)
Devon Energy Corp.	(873)	(27,910)
Diamondback Energy, Inc.*	(315)	(27,975)
Energen Corp.*	(567)	(27,993)
EOG Resources, Inc.	(306)	(27,699)
EQT Corp.	(477)	(27,947)
Hess Corp.	(639)	(28,033)
Kinder Morgan, Inc.	(1,467)	(28,108)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Marathon Oil Corp.	(2,358)	$(27,942)
Marathon Petroleum Corp.	(531)	(27,787)
Murphy Oil Corp.	(1,080)	(27,680)
Newfield Exploration Co.*	(972)	(27,663)
Noble Energy, Inc.	(981)	(27,762)
Parsley Energy, Inc., Class A*	(1,008)	(27,972)
Pioneer Natural Resources Co.	(171)	(27,288)
Plains GP Holdings LP, Class A	(1,080)	(28,253)
Range Resources Corp.	(1,197)	(27,735)
Rice Energy, Inc.*	(1,053)	(28,041)
RSP Permian, Inc.*	(873)	(28,172)
Southwestern Energy Co.*	(4,536)	(27,579)
Tesoro Corp.	(297)	(27,799)
Williams Cos., Inc. (The)	(927)	(28,070)
WPX Energy, Inc.*	(2,871)	(27,734)
		(892,273)
Personal Products – (0.2)%
Edgewell Personal Care Co.*	(369)	(28,051)
Professional Services – (0.5)%
TransUnion*	(639)	(27,675)
Verisk Analytics, Inc.*	(333)	(28,095)
		(55,770)
Real Estate Management & Development – (1.0)%
CBRE Group, Inc., Class A*	(765)	(27,846)
Howard Hughes Corp. (The)*	(225)	(27,639)
Jones Lang LaSalle, Inc.	(225)	(28,125)
Realogy Holdings Corp.	(864)	(28,037)
		(111,647)
Semiconductors & Semiconductor Equipment – (0.2)%
Micron Technology, Inc.*	(936)	(27,949)
Software – (1.7)%
Adobe Systems, Inc.*	(198)	(28,005)
Autodesk, Inc.*	(279)	(28,129)
Dell Technologies, Inc., Class V*	(459)	(28,050)
Electronic Arts, Inc.*	(261)	(27,593)
salesforce.com, Inc.*	(324)	(28,058)
VMware, Inc., Class A*	(324)	(28,327)
Workday, Inc., Class A*	(288)	(27,936)
		(196,098)
Specialty Retail – (1.3)%
AutoZone, Inc.*	(54)	(30,805)
Burlington Stores, Inc.*	(306)	(28,149)
CarMax, Inc.*	(441)	(27,809)
O’Reilly Automotive, Inc.*	(126)	(27,561)
Ulta Beauty, Inc.*	(99)	(28,447)
		(142,771)
Textiles, Apparel & Luxury Goods – (0.2)%
Lululemon Athletica, Inc.*	(468)	(27,926)

	Number of Shares	Value
Thrifts & Mortgage Finance – (0.5)%
MGIC Investment Corp.*	(2,520)	$(28,224)
Radian Group, Inc.	(1,719)	(28,106)
		(56,330)
Trading Companies & Distributors – (0.3)%
United Rentals, Inc.*	(252)	(28,403)
Water Utilities – (0.5)%
American Water Works Co., Inc.	(378)	(29,465)
Aqua America, Inc.	(882)	(29,371)
		(58,836)
Wireless Telecommunication Services – (0.5)%
Telephone & Data Systems, Inc.	(2,016)	(55,944)
Total Common Stocks (Proceeds $(5,352,493))		(5,334,635)
Master Limited Partnership – (2.2)%
Independent Power and Renewable Electricity Producers – (0.3)%
NextEra Energy Partners LP	(801)	(29,629)
Oil, Gas & Consumable Fuels – (1.9)%
Boardwalk Pipeline Partners LP	(1,566)	(28,204)
Cheniere Energy Partners LP	(864)	(27,993)
Enterprise Products Partners LP	(1,035)	(28,028)
EQT Midstream Partners LP	(378)	(28,210)
Magellan Midstream Partners LP	(396)	(28,223)
Phillips 66 Partners LP	(567)	(28,021)
Shell Midstream Partners LP	(936)	(28,361)
Western Gas Partners LP	(504)	(28,194)
		(225,234)
Total Master Limited Partnerships (Proceeds $(257,816))		(254,863)
Total Short Positions (Proceeds $(5,610,309))		(5,589,498)
Total Investments — 49.2% (Cost $5,617,112)		5,627,483
Other Assets Less Liabilities — 50.8%		5,806,883
Net assets — 100.0%		$11,434,366
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $2,002,284.

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$532,175
Aggregate gross unrealized depreciation	(563,653)
Net unrealized depreciation	$(31,478)
Federal income tax cost of investments	$5,658,961

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
June 30, 2017

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund	QuantShares Hedged Dividend Income Fund
ASSETS
Investments in securities, at value(1)	$1,943,891	$1,096,142	$1,883,850	$8,886,186	$11,216,981
Cash	191,850	78,516	134,828	399,829	153,586
Segregated cash balance with custodian for swap agreements (Note 2)	—	—	10,000	250,000	—
Segregated cash balance with broker for securities sold short (Note 2)	2,064,824	1,189,861	1,923,396	9,539,955	5,594,591
Unrealized appreciation on swap agreements	64,468	53,513	41,578	192,037	—
Receivables:
Securities sold	483,894	168,392	161,044	1,828,803	3,368,763
Dividends and interest	3,869	3,010	4,703	28,959	41,899
Investment adviser (Note 4)	12,621	13,459	17,188	1,934	14,035
Prepaid expenses	4,916	4,916	4,916	4,916	4,916
Total Assets	4,770,333	2,607,809	4,181,503	21,132,619	20,394,771
LIABILITIES
Securities sold short, at value(2)	1,896,707	1,087,053	1,873,663	8,771,224	5,589,498
Unrealized depreciation on swap agreements	83,780	21,698	40,316	118,753	—
Payables:
Securities purchased	510,747	163,578	143,394	2,194,821	3,326,959
Trustees fees	1,950	1,950	1,950	1,950	1,950
Dividends on securities sold short	3,831	1,749	2,542	12,309	5,120
Accrued expenses and other liabilities	32,006	32,032	32,000	33,581	36,878
Total Liabilities	2,529,021	1,308,060	2,093,865	11,132,638	8,960,405
Net Assets	$2,241,312	$1,299,749	$2,087,638	$9,999,981	$11,434,366
NET ASSETS CONSIST OF:
Paid-in capital	$3,167,619	$2,762,395	$3,654,643	$26,440,700	$11,282,401
Accumulated undistributed net investment income (loss)	(10,317)	1	(12,288)	(1)	(32,507)
Accumulated undistributed net realized gain (loss)	(1,184,319)	(1,460,228)	(1,478,706)	(16,973,623)	174,101
Net unrealized appreciation (depreciation) on:
Investments	195,476	19,285	124,679	511,037	(10,440)
Securities sold short	92,165	(53,519)	(201,952)	(51,416)	20,811
Swap agreements	(19,312)	31,815	1,262	73,284	—
Net Assets	$2,241,312	$1,299,749	$2,087,638	$9,999,981	$11,434,366
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	100,001	50,000	100,001	500,001	450,004
Net Asset Value	$22.41	$25.99	$20.88	$20.00	$25.41
(1) Investments in securities, at cost	$1,748,415	$1,076,857	$1,759,171	$8,375,149	$11,227,421
(2) Securities sold short, proceeds	1,988,872	1,033,534	1,671,711	8,719,808	5,610,309

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Year Ended June 30, 2017

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund	QuantShares Hedged Dividend Income Fund
INVESTMENT INCOME
Dividend income	$31,996	$40,212	$31,442	$221,482	$295,769
Special dividends	3,028	—	2,446	12,146	—
Foreign withholding tax on dividends	(11)	(14)	(9)	(103)	—
Total Investment Income	35,013	40,198	33,879	233,525	295,769
EXPENSES
Dividends on securities sold short	32,725	23,246	36,835	141,032	20,660
Investment management fees (Note 4)	12,364	10,355	10,779	60,030	28,421
Professional fees	54,295	54,295	64,482	54,528	56,545
Custody fees	9,018	8,810	6,645	22,374	6,111
Index fees	12,525	12,525	12,525	12,525	15,025
CCO fees	13,500	13,500	13,500	13,500	13,500
Treasurer fees	7,500	7,500	7,500	7,500	7,500
Listing fees	5,000	5,000	5,000	5,000	5,000
Accounting fees	32,422	32,389	32,527	32,409	15,109
Trustees fees	7,800	7,800	7,800	7,800	7,800
Administration fees (Note 5)	65,000	65,000	65,000	65,000	27,837
Other fees	9,080	8,564	8,615	11,217	8,770
Total Expenses before Adjustments	261,229	248,984	271,208	432,915	212,278
Less: waivers and/or reimbursements by Adviser (Note 4)	(203,303)	(204,912)	(213,235)	(189,767)	(145,741)
Less: other fees waived (Note 6)	(750)	(750)	(750)	(750)	(750)
Total Expenses after Adjustments	57,176	43,322	57,223	242,398	65,787
Net Investment Income (Loss)	(22,163)	(3,124)	(23,344)	(8,873)	229,982
NET REALIZED GAIN (LOSS) ON:
Investments in securities	163,950	75,452	97,120	773,608	238,169
In-kind redemptions of investments	105,740	228,138	—	1,658,612	179,975
Securities sold short	(359,536)	(315,530)	(74,379)	(2,284,123)	(215,791)
Swap agreements	2,267	(20,555)	(26,665)	156,917	—
Net Realized Gain (Loss)	(87,579)	(32,495)	(3,924)	305,014	202,353
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(64,787)	118,219	191,217	(1,464,801)	(234,787)
Securities sold short	(282,769)	20,149	(222,998)	(1,143,755)	50,632
Swap agreements	(66,790)	49,372	10,203	(374,768)	—
Net Change in Unrealized Appreciation (Depreciation)	(414,346)	187,740	(21,578)	(2,983,324)	(184,155)
Net Realized and Unrealized Gain (Loss)	(501,925)	155,245	(25,502)	(2,678,310)	18,198
Net Increase (Decrease) in Net Assets Resulting from Operations	$(524,088)	$152,121	$(48,846)	$(2,687,183)	$248,180

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	QuantShares U.S. Market Neutral Momentum Fund		QuantShares U.S. Market Neutral Value Fund
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
OPERATIONS
Net investment income (loss)	$(22,163)	$(100,254)	$(3,124)	$(23,651)
Net realized gain (loss)	(87,579)	(491,951)	(32,495)	71,444
Net change in unrealized appreciation (depreciation)	(414,346)	487,044	187,740	(301,513)
Net Increase (Decrease) in Net Assets Resulting from Operations	(524,088)	(105,161)	152,121	(253,720)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	11,003,744	1,335,804	—
Cost of shares redeemed	(1,243,469)	(8,139,269)	(2,530,125)	—
Net Increase (Decrease) from Capital Transactions	(1,243,469)	2,864,475	(1,194,321)	—
Total Increase (Decrease) in Net Assets	(1,767,557)	2,759,314	(1,042,200)	(253,720)
NET ASSETS
Beginning of period	$4,008,869	$1,249,555	$2,341,949	$2,595,669
End of Period	$2,241,312	$4,008,869	$1,299,749	$2,341,949
Accumulated undistributed net investment income (loss) included in end of period net assets	$(10,317)	$(49,890)	$1	$(7,760)
SHARE TRANSACTIONS
Beginning of period	150,001	50,001	100,000	100,000
Shares issued in-kind	—	400,000	50,000	—
Shares redeemed in-kind	(50,000)	(300,000)	(100,000)	—
Shares Outstanding, End of Period	100,001	150,001	50,000	100,000
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	QuantShares U.S. Market Neutral Size Fund		QuantShares U.S. Market Neutral Anti-Beta Fund
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
OPERATIONS
Net investment income (loss)	$(23,344)	$(43,992)	$(8,873)	$(169,961)
Net realized gain (loss)	(3,924)	(342,046)	305,014	(3,437,127)
Net change in unrealized appreciation (depreciation)	(21,578)	45,222	(2,983,324)	3,451,095
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,846)	(340,816)	(2,687,183)	(155,993)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	1,118,843	5,007,073	191,641,377
Cost of shares redeemed	—	(1,083,614)	(19,112,569)	(168,560,710)
Net Increase (Decrease) from Capital Transactions	—	35,229	(14,105,496)	23,080,667
Total Increase (Decrease) in Net Assets	(48,846)	(305,587)	(16,792,679)	22,924,674
NET ASSETS
Beginning of period	$2,136,484	$2,442,071	$26,792,660	$3,867,986
End of Period	$2,087,638	$2,136,484	$9,999,981	$26,792,660
Accumulated undistributed net investment income (loss) included in end of period net assets	$(12,288)	$(18,311)	$(1)	$(55,798)
SHARE TRANSACTIONS
Beginning of period	100,001	100,001	1,150,001	200,001
Shares issued	—	—	—	100,000
Shares issued in-kind	—	50,000	250,000	9,000,000
Shares redeemed in-kind	—	(50,000)	(900,000)	(8,150,000)
Shares Outstanding, End of Period	100,001	100,001	500,001	1,150,001
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	QuantShares Hedged Dividend Income Fund
	Year Ended June 30, 2017	Year Ended June 30, 2016
OPERATIONS
Net investment income (loss)	$229,982	$128,817
Net realized gain (loss)	202,353	(86,403)
Net change in unrealized appreciation (depreciation)	(184,155)	375,550
Net Increase (Decrease) in Net Assets Resulting from Operations	248,180	417,964
DISTRIBUTIONS
Net investment income	(209,060)	(124,435)
Net realized gain	(120,954)	(59,979)
Total Distributions	(330,014)	(184,414)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	8,999,207	—
Cost of shares redeemed	(1,297,807)	—
Net Increase (Decrease) from Capital Transactions	7,701,400	—
Total Increase (Decrease) in Net Assets	7,619,566	233,550
NET ASSETS
Beginning of period	$3,814,800	$3,581,250
End of Period	$11,434,366	$3,814,800
Accumulated undistributed net investment income (loss) included in end of period net assets	$(32,507)	$(25,659)
SHARE TRANSACTIONS
Beginning of period	150,004	150,004
Shares issued in-kind	350,000	—
Shares redeemed in-kind	(50,000)	—
Shares Outstanding, End of Period	450,004	150,004
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

(This page intentionally left blank.)

FQF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)		Transaction fees(11)	Total investment operations	Net investment income	Net realized gains		Tax return of capital	Total distributions		Net asset value, end of period
QuantShares U.S. Market Neutral Momentum Fund
Year ended June 30, 2017	$26.73	$(0.21)	$(4.12)		$0.01	$(4.32)	$—	$—		$—	$—		$22.41
Year ended June 30, 2016	24.99	(0.63)	2.37	(8)	—	1.74	—	—		—	—		26.73
Year ended June 30, 2015	24.86	(0.55)	0.68	(9)	0	0.13	—	—		—	—		24.99
Year ended June 30, 2014	23.93	(0.68)	1.61		—	0.93	—	—		—	—		24.86
Year ended June 30, 2013	25.35	(0.43)	(0.99)		—	(1.42)	—	—		—	—		23.93
QuantShares U.S. Market Neutral Value Fund
Year ended June 30, 2017	23.42	(0.04)	2.60		0.01	2.57	—	—		—	—		25.99
Year ended June 30, 2016	25.96	(0.24)	(2.30)		—	(2.54)	—	—		—	—		23.42
Year ended June 30, 2015	28.15	(0.39)	(1.80	)(9)	—	(2.19)	—	—		—	—		25.96
Year ended June 30, 2014	26.85	(0.31)	1.61		—	1.30	—	—		—	—		28.15
Year ended June 30, 2013	24.02	(0.14)	3.68		—	3.54	—	(0.71)		—	(0.71)		26.85
QuantShares U.S. Market Neutral Size Fund
Year ended June 30, 2017	21.36	(0.23)	(0.25)		—	(0.48)	—	—		—	—		20.88
Year ended June 30, 2016	24.42	(0.44)	(2.62)		—	(3.06)	—	—		—	—		21.36
Year ended June 30, 2015	25.67	(0.51)	(0.74	)(9)	—	(1.25)	—	—		—	—		24.42
Year ended June 30, 2014	25.44	(0.56)	0.79		—	0.23	—	—		—	—		25.67
Year ended June 30, 2013	24.88	(0.47)	1.03		—	0.56	—	—		—	—		25.44
QuantShares U.S. Market Neutral Anti-Beta Fund
Year ended June 30, 2017	23.30	(0.02)	(3.30)		0.02	(3.30)	—	—		—	—		20.00
Year ended June 30, 2016	19.34	(0.13)	4.09	(8)	—	3.96	—	—		—	—		23.30
Year ended June 30, 2015	19.30	(0.13)	0.17	(8)(9)	—	0.04	—	—		—	—		19.34
Year ended June 30, 2014	21.08	(0.15)	(1.63)		—	(1.78)	—	—		—	—		19.30
Year ended June 30, 2013	23.77	(0.05)	(2.64)		—	(2.69)	—	—	(10)	—	—	(10)	21.08
QuantShares Hedged Dividend Income Fund
Year ended June 30, 2017	25.43	1.04	0.44	(8)	0.01	1.49	(0.91)	(0.60)		—	(1.51)		25.41
Year ended June 30, 2016	23.87	0.86	1.93		—	2.79	(0.83)	(0.40)		—	(1.23)		25.43
For the period 01/15/15*–06/30/15	25.00	0.21	(1.21)		—	(1.00)	(0.13)	—		—	(0.13)		23.87
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(9)	FFCM reimbursed the Funds for losses incurred related to either a failure to rebalance at month-end or a trade error. The impact was an increase of $0.10, $0.05, $0.08, and $0.02 to the net realized and unrealized gains (losses) on investments per share and an increase of 0.39%, 0.17%, 0.21%, and 0.11% to the Funds total returns for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund and QuantShares U.S. Market Neutral Anti-Beta Fund, respectively. Had these reimbursements not been made, the total returns would have been lower.
(10)	Per share amount is less than $0.01.
(11)	Includes transaction fees associated with the issuance and redemption of Creation Units.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)							Total Return(3)(4)
	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers	Net investment income (loss) net of reimbursement excluding special dividends	Net investment income (loss) per share excluding special dividends	Net asset value(5)		Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)
QuantShares U.S. Market Neutral Momentum Fund
Year ended June 30, 2017	0.99%	2.31%	10.55%	(0.90)%	(9.14)%	(1.02)%	$(0.24)	(16.16)%		(16.12)%	172%	380%	$2,241
Year ended June 30, 2016	1.49	3.67	7.77	(2.34)	(6.44)	(2.37)	(0.63)	6.96		7.01	210	647	4,009
Year ended June 30, 2015	1.49	3.43	22.80	(2.24)	(21.62)	(2.24)	(0.55)	0.52	(9)	0.36	196	398	1,250
Year ended June 30, 2014	1.49	3.66	22.47	(2.71)	(21.52)	(2.71)	(0.68)	3.89		5.60	168	351	1,243
Year ended June 30, 2013	1.16	3.40	8.74	(1.70)	(7.04)	(1.50)	(0.38)	(5.60)		(7.28)	211	417	1,196
QuantShares U.S. Market Neutral Value Fund
Year ended June 30, 2017	0.97	2.09	12.00	(0.15)	(10.06)	(0.15)	(0.04)	10.97		11.11	79	246	1,300
Year ended June 30, 2016	1.49	3.05	10.14	(0.95)	(8.03)	(0.97)	(0.24)	(9.78)		(10.38)	95	195	2,342
Year ended June 30, 2015	1.49	3.20	11.72	(1.45)	(9.96)	(1.45)	(0.39)	(7.78	)(9)	(7.41)	150	351	2,596
Year ended June 30, 2014	1.49	3.02	19.32	(1.13)	(17.43)	(1.06)	(0.29)	4.84		4.99	85	303	2,815
Year ended June 30, 2013	1.26	2.82	5.55	(0.55)	(3.28)	(0.72)	(0.18)	15.09		15.13	116	263	1,343
QuantShares U.S. Market Neutral Size Fund
Year ended June 30, 2017	0.94	2.65	12.56	(1.08)	(10.99)	(1.19)	(0.26)	(2.25)		(2.54)	71	106	2,088
Year ended June 30, 2016	1.49	3.72	11.78	(1.97)	(10.03)	(2.01)	(0.44)	(12.53)		(12.79)	113	197	2,136
Year ended June 30, 2015	1.49	3.67	18.26	(2.08)	(16.67)	(2.15)	(0.53)	(4.87	)(9)	(4.58)	78	108	2,442
Year ended June 30, 2014	1.49	3.51	18.14	(2.19)	(16.82)	(2.25)	(0.58)	0.90		0.43	53	114	1,284
Year ended June 30, 2013	1.28	3.60	6.13	(1.89)	(4.42)	(1.89)	(0.47)	2.25		2.25	101	153	3,816
QuantShares U.S. Market Neutral Anti-Beta Fund
Year ended June 30, 2017	0.84	2.02	3.60	(0.07)	(1.66)	(0.17)	(0.04)	(14.16)		(14.16)	98	273	10,000
Year ended June 30, 2016	0.99	2.71	3.13	(0.61)	(1.03)	(0.84)	(0.18)	20.48		20.48	168	974	26,793
Year ended June 30, 2015	0.99	2.39	8.01	(0.65)	(6.27)	(0.68)	(0.14)	(0.21	)(9)	0.78	123	577	3,868
Year ended June 30, 2014	0.99	2.28	7.20	(0.74)	(5.66)	(0.78)	(0.15)	(8.44)		(9.05)	92	382	6,756
Year ended June 30, 2013	0.99	2.72	3.23	(0.22)	(0.74)	(0.07)	(0.01)	(11.31)		(11.30)	113	363	14,757
QuantShares Hedged Dividend Income Fund
Year ended June 30, 2017	0.79	1.16	3.73	4.04	1.47	4.04	1.04	5.88		6.05	108	168	11,434
Year ended June 30, 2016	0.99	1.75	5.31	3.61	0.06	3.60	0.85	12.21		11.84	130	192	3,815
For the period 01/15/15*–06/30/15	0.99	1.81	8.14	1.89	(4.43)	1.89	0.21	(4.02)		(3.74)	50	74	3,581

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
June 30, 2017

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the QuantShares Funds (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, and QuantShares Hedged Dividend Income Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). Each Fund is classified as a “diversified” Fund. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value (“NAV”) of $25.00 per share.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments have a compliance date of August 1, 2017, and will be first reflected in the Funds’ filing of Form N-Q for the period ending September 30, 2017. The effective date for the Form N-PORT and Form N-CEN is June 1, 2018. Management is in the process of reviewing the impact to the financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available, or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

The following is a summary of the valuations as of June 30, 2017 for each Fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,943,891	$64,468	$—	$2,008,359
Liabilities:	(1,896,707)	(83,780)	—	(1,980,487)
Totals:	$47,184	$(19,312)	$—	$27,872
QuantShares U.S. Market Neutral Value Fund
Assets:	$1,096,142	$53,513	$—	$1,149,655
Liabilities:	(1,087,053)	(21,698)	—	(1,108,751)
Totals:	$9,089	$31,815	$—	$40,904
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,883,850	$41,578	$—	$1,925,428
Liabilities:	(1,873,663)	(40,316)	—	(1,913,979)
Totals:	$10,187	$1,262	$—	$11,449
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$8,886,186	$192,037	$—	$9,078,223
Liabilities:	(8,771,224)	(118,753)	—	(8,889,977)
Totals:	$114,962	$73,284	$—	$188,246
QuantShares Hedged Dividend Income Fund
Assets:	$11,216,981	$—	$—	$11,216,981
Liabilities:	(5,589,498)	—	—	(5,589,498)
Totals:	$5,627,483	$—	$—	$5,627,483
*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the year ended June 30, 2017, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of June 30, 2017, based on levels assigned to securities on June 30, 2016.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Short Sales

The Funds enter into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Swap Agreements

The Funds may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the year ended June 30, 2017:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$332,385	$(374,084)
QuantShares U.S. Market Neutral Value Fund	309,574	(291,514)
QuantShares U.S. Market Neutral Size Fund	325,767	(362,215)
QuantShares U.S. Market Neutral Anti-Beta Fund	1,410,160	(1,278,827)

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of June 30, 2017
Fund	Derivatives Not Accounted for as Hedging Instruments Under ASC 815	Location	Assets Value	Liabilities Value
	Swap agreements	Statements of Assets and Liabilities
QuantShares U.S. Market Neutral Momentum Fund			$64,468	$83,780
QuantShares U.S. Market Neutral Value Fund			53,513	21,698
QuantShares U.S. Market Neutral Size Fund			41,578	40,316
QuantShares U.S. Market Neutral Anti-Beta Fund			192,037	118,753

The Effect of Derivative Instruments on the Statements of Operations as of June 30, 2017
Fund	Derivatives Not Accounted for as Hedging Instruments Under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
QuantShares U.S. Market Neutral Momentum Fund		$2,267	$(66,790)
QuantShares U.S. Market Neutral Value Fund		(20,555)	49,372
QuantShares U.S. Market Neutral Size Fund		(26,665)	10,203
QuantShares U.S. Market Neutral Anti-Beta Fund		156,917	(374,768)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

As of June 30, 2017 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets and Financial Highlights due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of the distributions paid for the tax years ended June 30, 2017 and 2016 were as follows:

Fund	Year Ended June 30, 2017				Year Ended June 30, 2016
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Tax Return of Capital	Total Distributions	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Tax Return of Capital	Total Distributions
QuantShares U.S. Market Neutral Momentum Fund	$—	$—	$—	$—	$—	$—	$—	$—
QuantShares U.S. Market Neutral Value Fund	—	—	—	—	—	—	—	—
QuantShares U.S. Market Neutral Size Fund	—	—	—	—	—	—	—	—
QuantShares U.S. Market Neutral Anti-Beta Fund	—	—	—	—	—	—	—	—
QuantShares Hedged Dividend Income Fund	330,014	—	—	330,014	182,999	1,415	—	184,414

At June 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*
QuantShares U.S. Market Neutral Momentum Fund	$—	$—	$(1,151,906)	$225,615
QuantShares U.S. Market Neutral Value Fund	—	—	(1,422,534)	(40,111)
QuantShares U.S. Market Neutral Size Fund	—	—	(1,315,970)	(251,035)
QuantShares U.S. Market Neutral Anti-Beta Fund	—	—	(16,316,866)	(123,853)
QuantShares Hedged Dividend Income Fund	152,564	102,950	—	(103,548)
*	The differences between the book and tax basis unrealized appreciation (depreciation) is attributed to tax deferral of losses on wash sales.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, and nondeductible expenses resulted in the following reclassifications, as of June 30, 2017 among the Funds’ components of net assets.

Fund	Accumulated Undistributed Net Investment Income (loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid in Capital
QuantShares U.S. Market Neutral Momentum Fund	$61,736	$(105,227)	$43,491
QuantShares U.S. Market Neutral Value Fund	10,885	(197,298)	186,413
QuantShares U.S. Market Neutral Size Fund	29,367	5,033	(34,400)
QuantShares U.S. Market Neutral Anti-Beta Fund	64,670	(1,624,554)	1,559,884
QuantShares Hedged Dividend Income Fund	(27,770)	152,242	(124,472)

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry on expiration date. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law. For the tax year ended June 30, 2017, the following Funds had available capital loss carryforwards to offset future net capital gains to the extent provided by regulations and utilized capital loss carryforwards to offset net capital gains:

Fund	Capital Loss Carryforwards	Utilized Capital Loss Carryforwards
QuantShares U.S. Market Neutral Momentum Fund	$736,158	$—
QuantShares U.S. Market Neutral Value Fund	1,082,505	—
QuantShares U.S. Market Neutral Size Fund	1,269,145	—
QuantShares U.S. Market Neutral Anti-Beta Fund	13,649,956	354,837

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2017, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on July 1, 2017:

Fund	Ordinary Late Year Loss Deferrals	Post-October Capital Losses	Total
QuantShares U.S. Market Neutral Momentum Fund	$10,317	$405,431	$415,748
QuantShares U.S. Market Neutral Value Fund	—	340,029	340,029
QuantShares U.S. Market Neutral Size Fund	12,288	34,537	46,825
QuantShares U.S. Market Neutral Anti-Beta Fund	—	2,666,910	2,666,910

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

Under an investment management agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), the Funds pay the Adviser a fee at an annualized rate, based on each Fund’s average daily net assets, of 0.50%. The Adviser manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Trustees. The Trust pays all expenses of its operations and business not specifically assumed or agreed to be paid by the Adviser.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

The Adviser has contractually undertaken until November 13, 2017 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) are limited to 0.75% of average daily net assets (“Expense Cap”) for each Fund.

Prior to October 5, 2016, the Operating Expenses limit based on each Fund’s average daily net assets were as follows:

Fund	Expense Limitation
QuantShares U.S. Market Neutral Momentum Fund	1.49%
QuantShares U.S. Market Neutral Value Fund	1.49%
QuantShares U.S. Market Neutral Size Fund	1.49%
QuantShares U.S. Market Neutral Anti-Beta Fund	1.49%*
QuantShares Hedged Dividend Income Fund	0.99%
*	Adviser had voluntarily determined to waive fees and/or reimburse expenses to the extent necessary to prevent the Operating Expenses from exceeding 0.99% of average daily net assets.

For the year ended June 30, 2017, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
QuantShares U.S. Market Neutral Momentum Fund	$12,364	$190,939
QuantShares U.S. Market Neutral Value Fund	10,355	194,557
QuantShares U.S. Market Neutral Size Fund	10,779	202,456
QuantShares U.S. Market Neutral Anti-Beta Fund	60,030	129,737
QuantShares Hedged Dividend Income Fund	28,421	117,320

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses, and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s contractual Operating Expenses limit of 0.75% of average daily net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser. For the year ended June 30, 2017, none of the Funds repaid expenses to the Adviser. As of June 30, 2017, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,			Total Eligible for Recoupment
Fund	2018	2019	2020
QuantShares U.S. Market Neutral Momentum Fund	$237,217	$174,771	$203,303	$615,291
QuantShares U.S. Market Neutral Value Fund	215,496	175,557	204,912	595,965
QuantShares U.S. Market Neutral Size Fund	237,500	179,271	213,235	630,006
QuantShares U.S. Market Neutral Anti-Beta Fund	219,584	—	166,394	385,978
QuantShares Hedged Dividend Income Fund	94,840	125,826	145,741	366,407

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

5. Administration and Custodian Fees

JPMorgan Chase Bank, N.A. acts as Administrator and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

Foreside Fund Officer Services, LLC (“FFOS”) (formerly Foreside Compliance Services, LLC), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS has agreed to temporarily waive a portion of its fees until further notice. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to JPMorgan Chase Bank, N.A., the Funds’ Administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally a portion of the transaction fee is

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

Fund	Year Ended June 30, 2017
QuantShares U.S. Market Neutral Momentum Fund	$1,500
QuantShares U.S. Market Neutral Value Fund	614
QuantShares U.S. Market Neutral Anti-Beta Fund	10,749
QuantShares Hedged Dividend Income Fund	1,171

8. Investment Transactions

For the year ended June 30, 2017, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
QuantShares U.S. Market Neutral Momentum Fund	$3,933,529	$6,336,285	$4,653,585	$4,017,068
QuantShares U.S. Market Neutral Value Fund	1,344,492	3,774,860	1,669,042	2,538,547
QuantShares U.S. Market Neutral Size Fund	1,323,040	648,879	1,568,218	417,251
QuantShares U.S. Market Neutral Anti-Beta Fund	11,138,190	36,203,109	14,147,108	16,776,164
QuantShares Hedged Dividend Income Fund	6,401,243	3,534,997	6,600,593	7,148,620

9. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended June 30, 2017, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Net Realized Gains
QuantShares U.S. Market Neutral Momentum Fund	$1,106,464	$105,740
QuantShares U.S. Market Neutral Value Fund	2,157,167	228,138
QuantShares U.S. Market Neutral Anti-Beta Fund	17,529,958	1,658,612
QuantShares Hedged Dividend Income Fund	1,264,382	179,975

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended June 30, 2017, the value of the securities received for subscriptions were as follows:

Fund	Value
QuantShares U.S. Market Neutral Value Fund	$1,125,101
QuantShares U.S. Market Neutral Anti-Beta Fund	4,511,958
QuantShares Hedged Dividend Income Fund	8,795,194

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

10. Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing emphasizes investing in securities that have had better recent performance compared to other securities. Securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index Provider may be unsuccessful in creating an index that emphasizes undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. The Fund seeks to capture excessive returns of smaller firms (by market capitalization) relative to their larger counterparts. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities where there is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk:  For the QuantShares Hedged Dividend Income Fund, high dividend investing entails a risk that a company may reduce or eliminate its dividend. As a result, the present and future dividend of a security may not be the same as it has historically been and the Fund may not end up invested in high dividend securities. The Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Authorized Participants Concentration Risk:  The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the Exchange.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

Equity Investing Risk:  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large Capitalization Securities Risk:  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its NAV by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Events Risk:  Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk:  The Funds may invest in Master Limited Partnerships (“MLPs”), which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Mid-Capitalization Securities Risk:  The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk:  Through its investments in REITs, the Funds will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Funds will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk:  Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

Single Factor Risk:  Each Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment a Fund is not a complete investment program.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2017

11. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Report of Independent Registered Accounting Firm
June 30, 2017

To the Board of Trustees and Shareholders of FQF Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios listed in Note 1 in the accompanying Notes to the Financial Statements comprising part of FQF Trust (the “Funds”) at June 30, 2017, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of June 30, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 24, 2017

FQF Trust
Expense Example (Unaudited)
June 30, 2017

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2017.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2017.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Example (Unaudited)
June 30, 2017

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
QuantShares U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$986.40	$10.10	2.05%
Hypothetical	$1,000.00	$1,014.63	$10.24	2.05%
QuantShares U.S. Market Neutral Value Fund
Actual	$1,000.00	$948.90	$7.97	1.65%
Hypothetical	$1,000.00	$1,016.61	$8.25	1.65%
QuantShares U.S. Market Neutral Size Fund
Actual	$1,000.00	$944.80	$10.56	2.19%
Hypothetical	$1,000.00	$1,013.93	$10.94	2.19%
QuantShares U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$1,013.70	$8.69	1.74%
Hypothetical	$1,000.00	$1,016.17	$8.70	1.74%
QuantShares Hedged Dividend Income Fund
Actual	$1,000.00	$1,005.00	$5.17	1.04%
Hypothetical	$1,000.00	$1,019.64	$5.21	1.04%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.AGFiQ.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q is available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the QuantShares Funds’ website at www.AGFiQ.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended June 30, 2017 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2017. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. Complete information will be reported in conjunction with your 2017 Form 1099-DIV.

As of June 30, 2017, the Fund federal tax information was as follows:

Fund	QDI	DRD
QuantShares Hedged Dividend Income Fund	24.19%	44.05%

FQF Trust
Trustees and Officers of the Trust (Unaudited)

Trustees

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini Year of Birth: 1944	Trustee	Indefinite/ Since 2011	Independent Consultant, Independent Directors of GMO Trust (2013 – Present); Independent Consultant, GMO Funds, (2011 to present); Principal, Dover Consulting LLC (2008 to 2015).	13	None

Joseph A. Franco Year of Birth: 1957	Trustee	Indefinite/ Since 2011	Professor of Law, Suffolk University Law School (1996 to present).	13	None

Richard S. Robie III Year of Birth: 1960	Trustee	Indefinite/ Since 2011	Consultant, Advent International (August 2010 to present).	13	None

Interested Trustee**
Ronald C. Martin, Jr., CFA Year of Birth: 1971	Trustee; Vice President	Indefinite/ Since 2010 Since 2011	Portfolio Manager, Adviser (April 2010 – present), Portfolio Manager, ICC Capital (June 2014 – December 2015); Chief Financial Officer and Portfolio Manager, Adviser (April 2010 – December 2015).	13	None
*	Each Independent Trustee may be contacted by writing to the Independent Trustee of FQF Trust, c/o Stacy L. Fuller, Esq., K&L Gates LLP, 1601 K Street, NW, Washington, D.C., 20006-1600.
**	Mr. Martin is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling (617) 292-9801 (collect).

FQF Trust
Trustees and Officers of the Trust (Unaudited)

Officers

Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Joshua G. Hunter 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1981	Principal Financial Officer and Treasurer	Indefinite/ Since 2015	Principal Financial Officer, Foreside Management Services LLC (July 2015 to present); Vice President/Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (July 2008 to July 2015).*

William H. DeRoche 53 State Street, Suite 1308, Boston, MA 02109 Year of Birth: 1962	President	Indefinite/ Since 2012	Chief Investment Officer, Adviser (April 2010 to present); Chief Compliance Officer, Adviser (June 2012 to March 2017); Portfolio Manager, ICC Capital (March 2015 to December 2015).

Kenneth A. Kalina c/o Foreside 3 Canal Plaza, Suite 100 Portland, ME 04101 Year of Birth: 1959	Chief Compliance Officer	Indefinite/ Since 2017	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (June 2017 to present); Chief Compliance Officer, Henderson Global Funds (December 2005 to June 2017); Chief Compliance Officer, Henderson Global Investors (North America) Inc. (December 2005 to December 2015).*
*	Mr. Hunter and Mr. Kalina serve as officers to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).

FQF Trust

53 State Street, Suite 1308
Boston, MA 02109
www.AGFiQ.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

As of the end of the period, June 30, 2017, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Peter A. Ambrosini is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Peter A. Ambrosini is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for FQF Trust by PricewaterhouseCoopers LLP (“PwC”) for the years ended June 30, 2016 and June 30, 2017 were:

	2016	2017
Audit Fees (a)	$78,500	79,000
Audit Related Fees (b)	0	0
Tax Fees (c)	$41,950	$45,450
All Other Fees (d)	0	0

Total:	$120,450	$124,450

(a)	Audit Fees: These fees relate to professional services rendered by PwC for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by PwC related to audit services in connection with June 30, 2016 and June 30, 2017 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by PwC other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended June 30, 2016 and June 30, 2017: $41,950 and $45,450, respectively.

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William DeRoche
William H. DeRoche
President
September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William DeRoche
William H. DeRoche
President
September 6, 2017

By:	/s/Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
September 6, 2017